As filed with Securities and Exchange Commission on August 19, 2009. File Nos. 002-87775 and 811-04815

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

Registration Statement Under the Securities Act of 1933 [X]

Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. 45 [X]
and/or
Registration Statement Under the Investment Company Act of 1940 [X] Amendment No. 47 [X]
                       -----------------------------------
                                Ultra Series Fund
                                550 Science Drive
                                Madison, WI 53711
                                 (800) 767-0300
             (Registrant's Exact Name, Address and Telephone Number)

                                  Richard Mason
                                 Counsel and CCO
                          Madison Asset Management, LLC
                                550 Science Drive
                                Madison, WI 53711
                     (Name and Address of Agent for Service)

--------------------------------------------
It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[X] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Ultra Series Fund Equity Income Fund.

  The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer is not permitted.

                                ULTRA SERIES FUND

  PROSPECTUS                                                  NOVEMBER [ ], 2009
  ------------------------------------------------------------------------------

                               EQUITY INCOME FUND

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares in this fund, nor does the Commission guarantee the accuracy or adequacy of the prospectus. Any statement to the contrary is a criminal offense.

                                TABLE OF CONTENTS
THE FUND
    Investment Objective, Strategy and Risks ................................. 1
    Expenses.................................................................. 3

THE SHARES
    Offer .................................................................... 4
    Conflicts ................................................................ 4
    Distribution and Service Plan............................................. 4
    Purchase and Redemption .................................................. 4
    Frequent Trading.......................................................... 5
    Dividends................................................................. 6
    Pricing of Fund Shares.................................................... 6
    Taxes .................................................................... 6

MORE ABOUT ULTRA SERIES FUND
    Investment Adviser ....................................................... 7
    Portfolio Management...................................................... 7
    Inquiries................................................................. 7
    Disclosure of Portfolio Information ...................................... 8
    Financial Highlights ..................................................... 8

This prospectus covers the Equity Income Fund of the Ultra Series Fund (the "Trust"). Information about the other funds in the Trust can be found in a separate prospectus dated May 1, 2009. Additional information about the fund's investments will be available in the annual and semi-annual reports to shareholders of the fund. In particular, the fund's annual reports will discuss the relevant market conditions and investment strategies used by the fund's portfolio managers that materially affected the fund's performance during the prior fiscal year. Additional information about the fund is available in the Statement of Additional Information ("SAI"). When available, you may get a copy of any of these reports or the SAI at no cost by calling 1-800-670-3600.

Please note that an investment in the fund is not a deposit in a credit union or other financial institution and is neither insured nor endorsed in any way by any credit union, other financial institution, or government agency. Such an investment involves certain risks, including loss of principal, and is not guaranteed to result in positive investment gains. The fund may not achieve its investment objectives.

                               EQUITY INCOME FUND

INVESTOR PROFILE
Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

o Want an investment strategy with the potential to match equity index returns over time;

o Are willing to accept risk, but are looking for less volatility than the typical equity fund; or

o Are seeking a regular stream of income.

You may want to invest fewer of your assets in this fund if you:

o Are seeking the highest possible equity return; or

o Need absolute stability of your principal.

PORTFOLIO MANAGEMENT
Who makes the investment decisions for this fund?

Frank E. Burgess and Ray DiBernardo, CFA, are the fund's co-portfolio managers. See the "Portfolio Management" section for further information regarding the portfolio managers.

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - What is this fund's goal?

The EQUITY INCOME FUND seeks to provide consistent total return and, secondarily, to provide a high level of income and gains from options premiums.

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES - How does this fund pursue its objective?

The Equity Income Fund invests, under normal conditions, primarily in common stocks of large- and mid-capitalization issuers that are, in the view of the fund's investment adviser, selling at a reasonable price in relation to their long-term earnings growth rates.

Under normal market conditions, the fund will seek to generate current earnings from option premiums by writing (selling) covered call options on a substantial portion of its portfolio securities. The fund seeks to produce a high level of current income and current gains generated from option writing premiums and, to a lesser extent, from dividends.

Under normal market conditions, the fund will invest at least 80% of its total assets in common stocks, with at least 65% of the amount so invested in common stocks of large capitalization issuers that meet the Fund's selection criteria. The fund may invest the remainder of its common stock investments in companies that meet the fund's selection criteria but whose market capitalization is considered to be middle sized or "mid-cap" (between $1 billion and $7 billion at the time of the fund's investment). The fund's investment adviser will allocate the fund's assets among stocks in sectors of the economy based upon the investment adviser's views on forward earnings growth rates, adjusted to reflect the investment adviser's views on economic and market conditions and respective sector risk factors.

The fund will employ an option strategy of writing covered call options on a substantial portion of the common stocks in the fund's portfolio. The extent of option writing activity will depend upon market conditions and the investment adviser's ongoing assessment of the attractiveness of writing call options on the fund's stock holdings.

In addition to its covered call strategy, the fund may, to a lesser extent (not more than 20% of its total assets), pursue an option strategy that includes the writing of both put options and call options on certain of the common stocks in the Fund's portfolio. To seek to offset some of the risk of a larger potential decline in the event the overall stock market has a sizeable short-term or intermediate-term decline, the fund may, to a limited extent (not more than 2% of the its total assets) purchase put options on broad-based securities indices (such as the S&P 500, S&P MidCap 400 or other indices deemed suitable) or certain ETFs (exchanged traded funds) that trade like common stocks but represent such market indices.

The fund may invest up to 35% of its total assets in the securities of issuers principally engaged in any single economic sector.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund's ability to achieve its investment objective may be diminished.

--------------------------------------------------------------------------------

PRINCIPAL RISKS - What are the main risks of investing in this fund?

As with any fund that invests in equity securities, this fund is subject to MARKET RISK, the risk that the value of an investment may fluctuate in response to stock market movements. Loss of money is a significant risk of investing in this fund.

Substantially all of the fund's assets will be invested in common stocks and (to a lesser extent) preferred equity securities, and therefore a principal risk of investing in the fund is EQUITY RISK. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

--------------------------------------------------------------------------------

                               EQUITY INCOME FUND
                               ------------------

PRINCIPAL RISKS (continued from previous page)

There are several risks associated with transactions in OPTIONS on securities.

   o There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.

   o As the writer of a covered call option, the fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline.

   o The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it may not be able to effect a closing purchase transaction in order to terminate its obligation under the option and must then deliver the underlying security at the exercise price.

   o There can be no assurance that a liquid market will exist when the fund seeks to close out an option position. If the fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

   o The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

   o Call options value will be affected by changes in the value and dividend rates of the underlying common stocks, an increase in interest rates, changes in the actual or perceived volatility of the stock market and the underlying common stocks and the remaining time to the options' expiration. Additionally, the exercise price of an option may be adjusted downward before the option's expiration as a result of the occurrence of events affecting the underlying equity security. A reduction in the exercise price of an option would reduce the fund's capital appreciation potential on the underlying security.

   o When the fund writes covered put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price. If the option is exercised, the fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise. Also, while the Fund's potential gain in writing a covered put option is limited to the interest earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the fund risks a loss equal to the entire value of the stock.

   o If a put option purchased by the fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price, the fund will lose its entire investment in the option.

The fund's OPTIONS TRANSACTIONS WILL BE SUBJECT TO LIMITATIONS established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. The number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Advisor or its affiliates.

TAX RISK. The fund will generate taxable income. In addition to option premium income, most or all of the gains from the sale of the underlying securities held by the fund on which options are written may be short-term capital gains taxed at ordinary income rates in any particular year. Because the fund does not have control over the exercise of the call options it writes, such exercises or other required sales of the underlying stocks may force the fund to realize capital gains or losses at inopportune times. The fund's transactions in options are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) treat dividends that would otherwise constitute qualified dividend income as non-qualified dividend income, (ii) treat dividends that would otherwise be eligible for the corporate dividends-received deduction as ineligible for such treatment, (iii) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (iv) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (v) convert an ordinary loss or deduction into a capital loss (the deductibility of which is more limited) and (vi) cause the Fund to recognize income or gain without a corresponding receipt of cash.

The fund's investments in MID-CAPITALIZATION COMPANIES may entail greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have narrower product lines, fewer financial resources and a more limited trading market for their securities, as compared to larger companies. They may also experience greater price volatility than securities of larger capitalization companies because growth prospects for these companies may be less certain and the market for such securities may be smaller. Some growth-oriented companies may not have established financial histories; often have limited product lines, markets or financial resources; may depend on a few key personnel for management; and may be susceptible to losses and risks of bankruptcy.

Because the fund may engage in ACTIVE AND FREQUENT TRADING of portfolio securities to achieve the fund's investment objective, the fund may have increased costs, which can lower the actual return of the fund. Active trading may also increase short-term gains and losses, which may affect taxes that must be paid.

To the extent the fund makes substantial investments in a single sector, the fund will be more susceptible to sector risk, the risk that adverse economic or regulatory occurrences could affect those sectors.

PERFORMANCE INFORMATION IS NOT AVAILABLE BECAUSE THE FUND IS NEW.

EXPENSES

Set forth in the table below are the transactional and annual operating expenses for the fund. Please keep in mind that as a result of changing market conditions, total asset levels and other factors, expenses at any time during the current fiscal year may be significantly different from those shown. The expenses do not reflect any expenses, fees and charges paid under your variable contract or retirement or pension plan. If these expenses, fees and charges were included, your costs would be higher.

TRANSACTION EXPENSES (paid directly from your investment): N/A

ANNUAL FUND OPERATING EXPENSES (deducted from fund assets and reflected in the share price):

Set forth in the table below is each fund's annual operating expenses for the current fiscal year. Annual operating expenses are based on estimates for the current fiscal year.

-------------------------------------------------------------------------------------
                   MANAGEMENT                         OTHER        TOTAL ANNUAL FUND
SHARE CLASS          FEE(1)       12B-1 FEE(2)     EXPENSES(3)     OPERATING EXPENSES
-------------------------------------------------------------------------------------
Class I               [ ]            None             0.01%              [ ]
-------------------------------------------------------------------------------------
Class II              [ ]           0.25%             0.01%              [ ]
-------------------------------------------------------------------------------------

(1) The management fee is the amount paid to the investment adviser for managing each fund's portfolio and administering its operations.
(2) Distribution or "12b-1" fees are the fees each fund pays its principal distributor, Mosaic Funds Distributor, LLC ("MFD") to cover its distribution and/or service-related expenses and/or distribution- and/or service-related expenses of dealers.
(3) Other expenses consist of trustees', auditors' and compliance fees; interest on borrowings; and taxes and extraordinary expenses.

EXAMPLES

The examples shown below are intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds. The examples show what expenses you would pay if you INVESTED $10,000 in each fund over the various time periods indicated. The examples assume that you reinvested all dividends and distributions, that the average annual return for each fund was 5%, and that the fund's total annual fund operating expenses remain the same.

Although your actual costs may be higher or lower, assuming the TOTAL ANNUAL FUND OPERATING EXPENSES as set forth above, and that you redeemed your entire investment at the end of each period, your total expenses would be:

-------------------------------------------
SHARE CLASS            YEAR 1       YEAR 3
-------------------------------------------
Class I                $ --         $ --
Class II                 --           --
-------------------------------------------

The above examples are for comparison purposes only and are not a representation of the fund's actual expenses and returns, either past or future. Actual expenses may be greater or less than those shown above. The examples do not reflect any expenses, fees, and charges paid under your variable contract or retirement or pension plan. If these expenses, fees, and charges were included, your costs would be higher.

                                   THE SHARES
                                   ----------

OFFER

The Trust offers two classes of shares: Class I and Class II. Both classes of shares are offered to separate accounts ("Accounts") of CUNA Mutual Insurance Society ("CMIS"). Class I shares are only available to (1) qualified pension and retirement plans of CMIS and its affiliates ("Plans"); (2) variable universal life insurance policies supported by an Account and issued before January 1, 2009; (3) individual variable annuity contracts supported by an Account and issued before May 1, 2009; (3) MEMBERS Choice Variable Annuity contracts issued by CMIS; and (4) group variable annuity contracts supported by an Account and issued to a qualified retirement plan with aggregate assets equal to or greater than $2 million at the time of issue. Class I shares are described in a separate prospectus. The Trust may, in the future, offer these and/or other share classes to separate accounts of insurance companies and to qualified pension and retirement plans that are not affiliated with CMIS. The Trust does not offer shares directly to the general public.

The Trust has entered into a participation agreement with CMIS, the sponsor of each Account, and with each Plan, setting forth the terms and conditions pursuant to which the Accounts and Plans may purchase and redeem shares of the fund.

Investments in the Trust by Accounts are made through either variable annuity or variable life insurance contracts (collectively, "variable contracts"). Net purchase payments under the variable contracts are placed into one or more subaccounts of the Accounts, and the assets of each subaccount are invested (without sales or redemption charges) in shares of the fund corresponding to that subaccount.

CONFLICTS

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners. A potential for certain conflicts would also exist between the interests of any of such contract owners and Plan participants that invest in the fund. To the extent that such classes of investors are invested in the same fund when a conflict of interest arises that might involve the fund, one or more such classes of investors could be disadvantaged. The Trust currently does not foresee any such disadvantage to owners of variable contracts or to Plan participants. Nonetheless, the Board of Trustees of the Trust (the "Board") monitors the fund for the existence of any irreconcilable material conflicts of interest. If such a conflict affecting owners of variable contracts is determined to exist, CMIS will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more of the Accounts and Plans might be required to withdraw its investment in one or more funds or substitute shares of one fund for another. This might force a fund to sell its portfolio securities at a disadvantageous price.

DISTRIBUTION AND SERVICE PLAN

The Trust has adopted a distribution and service plan for Class II shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the plan, each fund pays its principal distributor, Mosaic Funds Distributor, LLC ("MFD"), a distribution and service fee equal to 0.25% of the average daily net assets attributable to the Class II shares of that fund. In return for the fee, MFD provides and compensates dealers that provide distribution and shareholder servicing services to the fund and their shareholders. This fee increases the cost of investment in the Class II shares of a fund and, over time, will cost more than an investment in Class I shares.

PURCHASE AND REDEMPTION

For each day on which a fund's net asset value ("NAV") is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed on that day. Similarly, Plans transmit to the fund any orders to purchase or redeem shares of the fund based on the instructions of Plan trustees or participants. Accounts and Plans purchase and redeem shares of each fund at the fund's NAV per share calculated as of the day the Trust receives the order, although such purchases and redemptions may be executed the next morning. Shares are purchased and redeemed at NAV without the deduction of sales or redemption charges. Payment for shares redeemed will be made within seven days after receipt of a proper notice or redemption, except that the right of redemption may be suspended or payments postponed when permitted by applicable laws and regulations. For a more detailed description of the procedures for allocating value in a subaccount to a portfolio of the Trust, owners of individual variable contracts should refer to the separate prospectus for their contracts. Plan participants should refer to their Plan documents for more detail concerning allocation of investments among portfolios.

Notwithstanding the foregoing, the Trust reserves the right to refuse to sell shares to the Accounts if such sales are not in the Trust's or appropriate fund's best interests. For example, the Trust may reject purchase orders from Accounts when such orders appear to be part of a pattern of large purchases and redemptions that, in the opinion of the Trust, may reflect the net efforts of variable contract owners to time the market or arbitrage the changing value of a fund's assets between daily pricing.

FREQUENT TRADING

The Trust has a policy of making reasonable efforts to deter frequent purchases and redemptions of large amounts of shares of any fund that may disrupt orderly management of the fund's investment portfolio ("disruptive trading"). As investment vehicles for variable contracts and qualified pension and retirement plans, which are designed as long-term investments, the fund is not appropriate for frequent trading or other trading strategies that entail rapid or frequent investment and disinvestment with regard to any fund or market sector.

Such practices often disrupt the orderly management of a fund's investment portfolio by, among other things:
    o requiring more than optimal amounts of assets to be invested in money market instruments or other very liquid holdings;
    o necessitating premature liquidation of certain investments at unfavorable prices; or
    o increasing brokerage commissions and other portfolio transaction expenses.

Likewise, exploiting potential uncertainty about the value of certain portfolio investments when a fund calculates its NAV often dilutes that value of investments held by long-term investors. In addition, such practices may give rise to irreconcilable conflicts of interest between owners of different types of variable contracts and plan participants, or otherwise cause the Trust to breach participation agreements.

The Trust's Board has adopted policies and procedures reasonably designed to detect and deter disruptive trading. The Trust's policies include: (1) a policy of not knowingly accommodating variable contract owner and plan participant transactions that result in disruptive trading, (2) a policy of applying any future restrictions on the volume or number of purchases of fund shares uniformly to all accounts and plans without exception, and (3) a policy permitting procedures to vary among funds provided that procedures related to restrictions on the volume or number of purchases of shares for a particular fund apply uniformly to all accounts and plans investing in the funds. At the current time, the procedures do not include specific restrictions on the volume or number of purchases of any fund's shares.

In addition to the above, to combat dilution of the value of long-term shareholders' interests in a fund, the Trust's Board of Trustees has adopted policies and procedures for the fund to employ fair valuation procedures on the securities the Trust holds in its portfolios.

Except as set forth below, currently, the only shareholders of the Trust are the Accounts and the Plans. Because CMIS and/or CUMIS Insurance Society, Inc., an affiliate of CMIS, funded certain series of the Trust upon organization of such series, these companies each own shares of the Trust as well. Although each Account and Plan typically makes either one purchase or redemption of shares of each fund each day, the Trust does not consider such transactions disruptive to a fund unless they are large in relation to the fund's size and not the random result of net variable contract owner transactions in an Account or participant transactions in a Plan. However, the Trust considers large purchases or redemptions of shares resulting from contract owners or plan participants engaging in: (1) "frequent trading," (2) attempted arbitrage based on the potential for uncertainty in the value of certain portfolio investments at the time the fund computes its NAV, or (3) other trading strategies that entail rapid or frequent transfers of contract value from one subaccount of an Account to another or from one investment option in a Plan to another, to be disruptive trading and will take appropriate action to deter such trading, including adoption of specific procedures appropriate to the circumstances. Because any disruptive trading would occur in the Accounts or the Plans, the Trust has adopted, as its own, the disruptive trading policy of CMIS for the Accounts and the Plans. The policy provides for CMIS to monitor individual contract value transfer patterns and individual participant transaction patterns, to identify those that exceed certain frequency and/or amount thresholds that, in the past, have been indicators of potential disruptive trading. The monitoring process generates reports regarding such transactions that CMIS examines to determine if disruptive trading has taken place.

CMIS applies the policies and procedures for each Account uniformly to all variable contracts issued through that Account. Likewise, CMIS applies its policies and procedures for each Plan uniformly to all participants in that Plan.

The Trust may adopt redemption fees for shares of the fund, but as of the date of this prospectus, has not done so.

In addition to adopting procedures, the Trust may take other actions to stop disruptive trading such as ceasing sales of additional shares of one or more funds to an Account through which offending variable contract owners may be operating or to a Plan through which offending participants may be operating. In such an event, all other owners of contracts issued through that Account or participants in that Plan would be disadvantaged. Because actions taken to deter disruptive trading may be particular to the Account or Plan in question, the Trust may not take such action on a uniform basis for all Accounts or Plans.

Although the Trust will endeavor to ensure that each Account or Plan can and does identify and deter disruptive trading by its variable contract owners or participants, it cannot be certain that any particular control will operate to deter all activity that can result in disruptive trading or guarantee their success at deterrence. Therefore, an investment in any of the funds is subject to the risks of disruptive trading.

DIVIDENDS

Dividends of the fund are distributed to the fund's corresponding separate account for variable contracts and qualified pension or retirement plans and automatically reinvested in the applicable fund shares.

Dividends of ordinary income from the fund is declared and reinvested annually in full and fractional shares. Dividends of capital gains from the fund is declared and reinvested at least annually in full and fractional shares. In no event will capital gain dividends be declared and paid more frequently than allowed under SEC rules.

The fund's distributions may be subject to federal income tax. An exchange of fund shares may also be treated as a sale of fund shares and any gain on the transaction may be subject to federal income tax.

PRICING OF FUND SHARES

The fund's shares will be purchased and redeemed at the share's NAV without sales or redemption charges. The NAV per share for the fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 3:00 p.m. Central Time) by dividing the net assets of each fund and class by the number of shares outstanding of that fund and class. Transaction requests received after 3:00 p.m. Central Time will be processed using the next day's NAV. The NAV per share for each fund is not determined on days the New York Stock Exchange is closed for trading. The New York Stock Exchange is closed on New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

If quotations are not readily available for a security or other portfolio investment, or if it is believed that a quotation or other market price for a security or other portfolio investment does not represent its fair value, Madison may value the security or investment using procedures approved by the Board that are designed to establish its fair value. The fair valuation procedures may be used to value any investment of any fund in the appropriate circumstances. Securities and other investments valued at their "fair" value entail significantly greater valuation risk than do securities and other investments valued at an established market value.

Madison relies on its fair value procedures most often in connection with FOREIGN SECURITIES whose principal trading market(s) is outside the U.S. and/or are denominated in a foreign currency. From time to time, events occur that affect the issuers of such foreign securities or the securities themselves, or information about the issuer or securities becomes available, after the close of trading in the securities but before 3:00 p.m. Central Time. In these situations, the fair value of the foreign security may be something other than the last available quotation or other market price. With regard to such foreign securities, the fair valuation procedures include consultation with an independent "fair value" pricing service. Nonetheless, Madison separately evaluates each such foreign security and may, in conformity with the fair valuation procedures, establish a different fair value than that reached by the independent pricing service or other financial institutions or investment managers.

Determining the fair value of securities involves consideration of objective factors as well as the application of subjective judgments about their issuers and the markets in which they are traded. A number of methodologies are available for determining the value of securities for which there is no clear market value or for which after-market events make prior market values unreliable. The value established by Madison under the fair valuation procedures for any security or other investment (or underlying fund) may vary from the last quoted sale price or market close price, or from the value given to the same security or investment by: (1) an independent pricing service, (2) other financial institutions or investment managers, or (3) Madison had it used a different methodology to value the security. The Trust and Madison cannot assure that a security or other portfolio investment can be sold at the fair value assigned to it at any time.

To the extent the fund holds portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the fund does not price their shares, the NAV of such fund's shares may change on days when shareholders will not be able to purchase or redeem the fund's shares.

Federal securities regulations will be followed in case of an emergency that interferes with valuation of shares. More information about the calculation of the NAV is in the SAI.

TAXES

For federal income tax purposes, each fund will be treated as a separate entity. The fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended (the "Code"). By so qualifying, a fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or to Plans. Further, the fund intends to meet certain diversification requirements applicable to mutual funds underlying variable life insurance and variable annuity contracts.

The shareholders of the fund are qualified pension and profit sharing plans and the separate accounts of CMIS. Under current law, plan participants and owners of variable life insurance and annuity contracts which have invested in a fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until they are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable annuity or variable life insurance contracts, see the separate prospectuses for such contracts.

For more information about the tax status of the fund, see "Taxes" in the SAI.

                          MORE ABOUT ULTRA SERIES FUND
                          ----------------------------

INVESTMENT ADVISER

The fund's investment adviser is Madison Asset Management, LLC ("Madison"), a subsidiary of Madison Investment Advisors, Inc., both located at 550 Science Drive, Madison, Wisconsin 53711. As of the date of this prospectus, Madison manages billions of dollars in assets in mutual funds, closed-end investment companies and separately managed accounts for individuals and institutions. Madison is a joint venture with CUNA Mutual Insurance Society. Madison Investment Advisors, Inc., a registered investment adviser firm since 1973, provides professional portfolio management services to a number of clients and, together with its subsidiaries, manages in excess of $13 billion as of the date of this supplement. Madison is responsible for the day-to-day administration of the Trust's activities. Investment decisions regarding each of the Trust's funds can be influenced in various manners by a number of individuals. Generally, all management decisions are the primary responsibility of Madison's Investment Strategy Committee. The Investment Strategy Committee is made up of top officers and managers of Madison and Madison Investment Advisors, Inc. Madison shares personnel and resources with Madison Investment Advisors, Inc.

As payment for its services as the investment adviser, Madison receives a management fee based upon the average daily net assets of each fund which is computed and accrued daily and paid monthly. The management fees paid to Madison, at an annual rate as a percentage of average net assets for the Equity Income Fund is ___%.

In addition to providing portfolio management services, Madison also provides or arranges for the provision of substantially all other services required by the fund. Such services include all administrative, accounting and legal services, as well as the services of custodians, transfer agents, and dividend disbursing agents.

A discussion regarding the basis for the approval of the fund's investment advisory contract by the Board will be made available in the fund's annual report to shareholders for the period ended December 31, 2009.

PORTFOLIO MANAGEMENT

Investment decisions regarding the fund can be influenced in various manners by a number of individuals. Generally, all management decisions are the primary responsibility of Madison's Investment Strategy Committee. The Investment Strategy Committee is made up of top officers and managers of Madison. On a day-to-day basis, the fund is generally managed by members of the equity team at Madison. The members of the equity team with primary responsibility for the fund are Frank Burgess and Ray DiBernardo.

Mr. Burgess is the founder and President of Madison Investment Advisors, Inc. where he has managed all varieties of securities portfolios since 1973. He also oversees the firm's equity-option strategies and products, Madison Strategic Sector Premium Fund and Madison/Claymore Covered Call and Equity Strategy Fund, both of which are closed-end investment companies traded on the New York Stock Exchange, and the Madison Institutional Equity Option Fund, an open end mutual fund. He has been co- managing the fund since its inception in 2009.

Mr. Di Bernardo brings over 15 years of equity management expertise to his role at Madison Investment Advisors. He also assists with the firm's equity-option strategies and products, Madison Strategic Sector Premium Fund and Madison/Claymore Covered Call and Equity Strategy Fund, both of which are closed-end investment companies traded on the New York Stock Exchange and Madison Institutional Equity Option Fund, an open end mutual fund. Mr. Di Bernardo has earned the right to use the Chartered Financial Analyst designation. He has been co-managing the fund since its inception in 2009.

Information regarding the portfolio managers' compensation, their ownership of securities in the fund and the other accounts they manage can be found in the SAI.

INQUIRIES

If you have any questions regarding the Ultra Series Fund, please contact:
Madison Asset Management, LLC, 550 Science Drive, Madison, WI 53711; 1-800-670-3600.

DISCLOSURE OF PORTFOLIO INFORMATION

The Ultra Series Fund may make selective disclosure of portfolio information to various service providers. For more information on these disclosures, please refer to the SAI.

FINANCIAL HIGHLIGHTS

Financial highlights are not available because the fund is new. Financial highlights will be included once the fund has audited financial statements covering a period of at least six months.

MORE INFORMATION ABOUT THE ULTRA SERIES FUND
--------------------------------------------

The following documents contain more information about the fund and are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION. The SAI contains additional information about the fund. A current SAI has been filed with the SEC and is incorporated herein by reference.

ANNUAL AND SEMI-ANNUAL REPORTS. The fund's annual and semi-annual reports will provide additional information about the fund's investments. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year.

REQUESTING DOCUMENTS. You may request a copy of the SAI and the annual and semi-annual reports (when available) without charge, or request further information about the fund, by contacting your financial representative or by contacting the fund at: Madison Asset Management, 550 Science Drive, Madison, WI 53711; telephone: 1-800-670-3600.

PUBLIC INFORMATION. You can review and copy information about the fund, including the SAI, at the SEC's Public Reference room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090. Reports and other information about the fund also are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of this information, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, 100 F Street NE, Room 1580 Washington, D.C. 20549-0102.

--------------------------------------------------------------------------------
  The fund is available to the public only through the purchase of Class I or Class II shares by:

     (1) CUNA Mutual Insurance Society through certain individual variable life insurance contracts or variable annuity contracts issued by it;
     (2) CUNA Mutual Insurance Society through certain group variable annuity contracts for qualified pension and retirement plans issued by it; or
     (3) with respect to Class I shares, CUNA Mutual Insurance Society and its affiliates' qualified pension and retirement plans.

  When used in connection with individual variable annuity contracts or variable life insurance contracts, this prospectus must be accompanied by prospectuses for those contracts. When distributed to qualified pension and retirement plans or to participants of such plans, this prospectus may be accompanied by disclosure materials relating to such plans which should be read in conjunction with this prospectus.

--------------------------------------------------------------------------------

                                                              Investment Company
                                                              File No. 811-04815

                       STATEMENT OF ADDITIONAL INFORMATION

                                ULTRA SERIES FUND
                               EQUITY INCOME FUND
                                550 Science Drive
                            Madison, Wisconsin 53711

This is not a prospectus. This statement of additional information ("SAI") should be read in conjunction with the currently effective prospectus (the "prospectus") for the Ultra Series Equity Income Fund, which is referred to herein. The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the fund's prospectus dated November [ ], 2009, please call 1-800-670-3600 or write Madison Asset Management, LLC, 550 Science Drive, Madison, WI 53711.

Audited financial statements are not available because the fund was first offered on the date of this SAI.

                               November [ ], 2009

TABLE OF CONTENTS                                                           PAGE
GENERAL INFORMATION............................................................1

INVESTMENT PRACTICES...........................................................1
     Lending Portfolio Securities..............................................1
     Restricted and Illiquid Securities........................................1
     Foreign Transactions......................................................1
     Options on Securities and Securities Indices..............................3
     Swap Agreements...........................................................5
     Futures Contracts and Options on Futures Contracts........................6
     Lower-Rated Corporate Debt Securities.....................................7
     Other Debt Securities.....................................................8
     Foreign Government Securities.............................................8
     Convertible Securities....................................................9
     Repurchase Agreements.....................................................9
     Reverse Repurchase Agreements.............................................9
     U.S. Government Securities................................................9
     Forward Commitment and When-Issued Securities............................10
     Real Estate Investment Trusts............................................10
     Exchange Traded Funds....................................................10
     Shares of Other Investment Companies.....................................11
     Sector Concentration.....................................................11
     Temporary Defensive Positions............................................11
     Types of Investment Risk.................................................11
     Higher-Risk Securities and Practices.....................................12

INVESTMENT LIMITATIONS........................................................14

PORTFOLIO TURNOVER............................................................15

MANAGEMENT OF THE TRUST.......................................................15
     Trustees and Officers....................................................15
     Interested Trustees and Officers.........................................16
     Independent Trustees.....................................................17
     Trustee Compensation.....................................................18
     Committees...............................................................19
     Trustees' Holdings.......................................................19
     Substantial Shareholders.................................................19
     Beneficial Owners........................................................19

PORTFOLIO MANAGEMENT..........................................................19
     The Management Agreement.................................................19
     Madison Asset Management, LLC............................................20

PORTFOLIO MANAGERS............................................................20

TRANSFER AGENT................................................................21

CUSTODIAN.....................................................................21

DISTRIBUTION..................................................................21
     Principal Underwriter and Distribution of Fund Shares....................21
     Distribution Plans and Agreement.........................................21

BROKERAGE.....................................................................22

PROXY VOTING POLICIES, PROCEDURES AND RECORDS.................................24

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS....................................24

CODES OF ETHICS...............................................................25

SHARES OF THE TRUST...........................................................25
     Shares of Beneficial Interest............................................25

     Voting Rights............................................................25
     Limitation of Shareholder Liability......................................26
     Limitation of Trustee and Officer Liability..............................26

CONFLICTS OF INTEREST.........................................................26

NET ASSET VALUE OF SHARES.....................................................26
     Portfolio Valuation......................................................26

DISTRIBUTIONS AND TAXES.......................................................27
     Federal Tax Status of the Fund...........................................27
     Contract Owner Taxation..................................................30

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................30

FINANCIAL STATEMENTS..........................................................30

APPENDIX A - SUMMARY OF PROXY VOTING POLICIES AND PROCEDURES.................A-1

GENERAL INFORMATION
--------------------------------------------------------------------------------

The Ultra Series Fund (the "Trust") is a diversified open-end management investment company consisting of separate investment portfolios or funds (each, a "fund") each of which has a different investment objective and policies. Each fund is a diversified, open-end management investment company, commonly known as a mutual fund. The Trust offers two classes of shares: Class I and Class II. This Statement of Additional Information ("SAI") and the prospectus dated November [ ], 2009 cover the Equity Income Fund. Information about the other funds in the Trust can be found in a separate prospectus and SAI dated May 1, 2009.

The Trust was organized under the laws of the Commonwealth of Massachusetts on September 16, 1983, and is a Massachusetts business trust. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Trust's Amended and Restated Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each instrument entered into or executed by the Trust. The Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations

INVESTMENT PRACTICES
--------------------------------------------------------------------------------

The prospectus describes the investment objective and policies of the fund. The following information is provided for those investors wishing to have more comprehensive information than that contained in the prospectus.

LENDING PORTFOLIO SECURITIES

The fund may lend portfolio securities. Loans will be made only in accordance with guidelines established by the Board of Trustees of the Trust ("Board") and on the request of broker-dealers or institutional investors deemed qualified, and only when the borrower agrees to maintain cash or other liquid assets as collateral with the fund equal at all times to at least 102% of the value of the securities. The fund will continue to receive interest or dividends on the securities loaned and will, at the same time, earn an agreed-upon amount of interest on the collateral which will be invested in readily marketable short-term obligations of high quality. The fund will retain the right to call the loaned securities and may call loaned voting securities if important shareholder meetings are imminent. Such security loans will not be made if, as a result, the aggregate of such loans exceeds 33 1/3% of the value of the fund's assets. The fund may terminate such loans at any time. The primary risk involved in lending securities is that the borrower will fail financially and not return the loaned securities at a time when the collateral is not sufficient to replace the full amount of the loaned securities. To mitigate the risk, loans will be made only to firms deemed by the fund's investment adviser, Madison Asset Management, LLC ("Madison"), to be in good financial standing and will not be made unless, in Madison's judgment, the consideration to be earned from such loans would justify the risk.

RESTRICTED AND ILLIQUID SECURITIES

The fund may invest in illiquid securities up to the percentage limits described below in the "Higher-Risk Securities and Practices" section. Madison is responsible for determining the value and liquidity of investments held by the fund. Thus, it is up to Madison to determine if any given security is illiquid. Investments may be illiquid because of the absence of a trading market, making it difficult to value them or dispose of them promptly at an acceptable price.

Illiquid investments often include repurchase agreements maturing in more than seven days, currency swaps, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts (and assets used to cover such options), participation interests in loans and restricted securities. A restricted security is one that has a contractual restriction on resale or cannot be resold publicly until it is registered under the Securities Act of 1933, as amended ("1933 Act").

The fund may invest in restricted securities. Restricted securities are not, however, considered illiquid if they are eligible for sale to qualified institutional purchasers in reliance upon Rule 144A under the 1933 Act and are determined to be liquid by the Board or by Madison under Board-approved procedures. Such guidelines would take into account trading activity for such securities, among other factors. To the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities, the fund's holdings of those securities may become illiquid.

FOREIGN TRANSACTIONS

Foreign Securities. The fund may invest in foreign securities. The percentage limitations on the fund's investment in foreign securities are set forth below in the "Higher-Risk Securities and Practices" section.

Foreign securities refers to securities that are: (1) issued by companies organized outside the U.S. or whose principal operations are outside the U.S. ("foreign issuers"), (2) issued by foreign governments or their agencies or instrumentalities (also "foreign issuers"), (3) principally traded outside of the U.S. or (4) quoted or denominated in a foreign currency ("non-dollar securities"). However, any dollar denominated security that is part of the Merrill Lynch U.S. Domestic Market Index is not considered a foreign security.

Foreign securities may offer potential benefits that are not available from investments exclusively in securities of domestic issuers or dollar-denominated securities. Such benefits may include the opportunity to invest in foreign issuers that appear to offer better opportunity for long-term capital appreciation or current earnings than investments in domestic issuers, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the U.S. and the opportunity to invest in foreign securities markets that do not necessarily move in a manner parallel to U.S. markets.

Investing in foreign securities involves significant risks that are not typically associated with investing in U.S. dollar-denominated securities or in securities of domestic issuers. Such investments may be affected by changes in currency exchange rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). Some foreign stock markets may have substantially less volume than, for example, the New York Stock Exchange and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the U.S. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the U.S. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of the fund making the investment, or political or social instability or diplomatic developments which could affect investments in those countries.

Investments in short-term debt obligations issued either by foreign issuers or foreign financial institutions or by foreign branches of U.S. financial institutions (collectively, "foreign money market securities") present many of the same risks as other foreign investments. In addition, foreign money market securities present interest rate risks similar to those attendant to an investment in domestic money market securities.

Investments in ADRs, EDRs and GDRs. Many securities of foreign issuers are represented by American depository receipts ("ADRs"), European depository receipts ("EDRs") and Global depository receipts ("GDRs"). The fund may invest in ADRs, GDRs and EDRs.

ADRs are receipts typically issued by a U.S. financial institution or trust company which represent the right to receive securities of foreign issuers deposited in a domestic bank or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter and are sponsored and issued by domestic banks. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or the NASDAQ Global Market. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs are typically issued in bearer form and are designed for trading in the European markets. GDRs, issued either in bearer or registered form, are designed for trading on a global basis. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

Depository receipts do not eliminate all the risk inherent in investing in the securities of foreign issuers. To the extent that the fund acquires depository receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the receipt to issue and service such depository receipts, there may be an increased possibility that the fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. The market value of depository receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the receipts and the underlying are quoted. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. However, by investing in depository receipts rather than directly in the stock of foreign issuers, the fund will avoid currency risks during the settlement period for either purchases or sales.

Investments in Emerging Markets. The fund may invest in securities of issuers located in countries with emerging economies and/or securities markets. These countries are located in the Asia Pacific region, Eastern Europe, Central and South America and

Africa. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks of foreign investment generally, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of the fund's investments in those countries and the availability to the fund of additional investments in those countries.

The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in those countries may also make investments in such countries illiquid and more volatile than investments in Japan or most Western European countries, and the fund may be required to establish special custody or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

The fund's purchase or sale of portfolio securities in certain emerging markets may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on aggregate trading volume by or holdings of the fund, Madison or its affiliates, and each such person's respective clients and other service providers. The fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

Foreign investment in certain emerging securities markets is restricted or controlled to varying degrees that may limit investment in such countries or increase the administrative cost of such investments. For example, certain Asian countries require government approval prior to investments by foreign persons or limit investment by foreign persons to a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of such company available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by the fund.

Settlement procedures in emerging markets are frequently less developed and reliable than those in the U.S. and may involve the fund's delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for the fund to value its portfolio assets and could cause the fund to miss attractive investment opportunities, to have its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities that the fund has delivered or due to the fund's inability to complete its contractual obligations.

Currently, there is no market or only a limited market for many management techniques and instruments with respect to the currencies and securities markets of emerging market countries. Consequently, there can be no assurance that suitable instruments for hedging currency and market related risks will be available at the times when Madison wishes to use them.

OPTIONS ON SECURITIES AND SECURITIES INDICES

Writing Options. The fund may write (sell) covered call and put options on any securities in which it may invest. A call option written by the fund obligates such fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by the fund are covered, which means that such fund will effectively own the securities subject to the option so long as the option is outstanding. The fund's purpose in writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, the fund may forgo the opportunity to profit from an increase in the market price of the underlying security.

A put option written by the fund would obligate such fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by the fund would be covered, which means that such fund would have deposited with its custodian cash or liquid securities with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the fund. However, in return for the option premium, the fund accepts the risk that it will be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

In addition, in Madison's discretion, a written call option or put option may be covered by maintaining cash or liquid securities (either of which may be denominated in any currency) in a segregated account with the fund's custodian, by entering into an offsetting forward contract and/or by purchasing an offsetting option which, by virtue of its exercise price or otherwise, reduces the fund's net exposure on its written option position.

The fund may also write and sell covered call and put options on any securities index composed of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

The fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio. The fund may cover call and put options on a securities index by maintaining cash or liquid securities with a value equal to the exercise price in a segregated account with its custodian.

The fund may terminate its obligations under an exchange-traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase" transactions.

Purchasing Options. The fund may purchase put and call options on any securities in which it may invest or options on any securities index based on securities in which it may invest. The fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.

The fund would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle the fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. The fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise such the fund would realize a loss on the purchase of the call option.

The fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or in securities in which it may invest. The purchase of a put option would entitle the fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the fund's securities. Put options may also be purchased by the fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise such the fund would realize no gain or loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

The fund would purchase put and call options on securities indices for the same purpose as it would purchase options on individual securities.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option or at any particular time. If the fund is unable to effect a closing purchase transaction with respect to covered options it has written, the fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the fund is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The fund may purchase and sell both options that are traded on U.S. and foreign exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the fund will treat purchased over-the counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.

Transactions by the fund in options on securities and stock indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which the fund may write or purchase may be affected by options written or purchased by other investment advisory clients of Madison. An exchange, board of trade or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on Madison's ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

SWAP AGREEMENTS

The fund may enter into interest rate, credit default, index, currency exchange rate and total return swap agreements for hedging purposes in attempts to obtain a particular desired return at a lower cost to the fund than if the fund had invested directly in an instrument that yielded the desired return, and to seek to increase the fund's total return.

Swap agreements are contracts entered into by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate), in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The fund's obligations (or rights) under a swap agreement are equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party (the "net amount"). The fund's obligations under a swap agreement are accrued daily (offset against any amounts owing to the fund) and any accrued but unpaid net amounts owed to a swap counterparty are covered by the maintenance of a segregated assets.

Interest rate swaps involve the exchange by the fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Credit default swaps involve a contract by the fund with another party to transfer the credit exposure of a specific commitment between the parties. Currency swaps involve the exchange by the fund with another party of their respective rights to make or receive payments in specified currencies. A total return swap involves an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. The underlying assets that is used is usually an equities index, loan or a basket of assets. Since interest rate swaps and currency swaps are individually negotiated, the fund expects to achieve an acceptable degree of correlation between their portfolio investments and their interest rate or currency swap positions entered into for hedging purposes.

Interest rate swaps do not involve the delivery of securities, or underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the fund is contractually obligated to make. If the other party to an interest rate swap defaults, the fund's risk of loss consists of the net amount of interest payments that the fund is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

The Trust maintains in a segregated account with its custodian, cash or liquid securities equal to the net amount, if any, of the excess of the fund's obligations over its entitlements with respect to swap transactions. The fund does not enter into swap transactions unless the unsecured commercial paper, senior debt or claims paying ability of the other party is considered investment grade by Madison. If there is a default by the other party to such a transaction, the fund will have contractual remedies pursuant to the agreement related to the transaction.

The use of interest rate, credit default and currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with traditional portfolio securities activities. If Madison is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of the fund would be less favorable than it would have been if this investment technique were not used.

In as much as swaps are entered into for good faith hedging purposes or are offset by segregated assets, Madison does not believe that swaps constitute senior securities as defined in the 1933 Act, and, accordingly, will not treat swaps as being subject to such fund's borrowing restrictions. The staff of the SEC takes the position that currency swaps are illiquid investments subject to the fund' 15% limitation on such investments.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

The fund may purchase and sell futures contracts and purchase and write options on futures contracts. The fund may purchase and sell futures contracts based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices. The fund will engage in futures or related options transactions only for bona fide hedging purposes as defined below or for purposes of seeking to increase total returns to the extent permitted by regulations of the Commodity Futures Trading Commission (the "CFTC"). All futures contracts entered into by the fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC or on foreign exchanges.

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

When interest rates are rising or securities prices are falling, the fund can seek through the sale of futures contracts to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, the fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. Similarly, the fund can sell futures contracts on a specified currency to protect against a decline in the value of such currency and its portfolio securities which are denominated in such currency. The fund can purchase futures contracts on foreign currency to fix the price in U.S. dollars of a security denominated in such currency that such fund has acquired or expects to acquire.

Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While the fund's futures contracts on securities or currency will usually be liquidated in this manner, it may instead make or take delivery of the underlying securities or currency whenever it appears economically advantageous for the fund to do so. A clearing corporation (associated with the exchange on which futures on a security or currency are traded) guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging Strategies. Hedging by use of futures contracts seeks to establish more certainty of (than would otherwise be possible) the effective price, rate of return or currency exchange rate on securities that the fund owns or proposes to acquire. The fund may, for example, take a "short" position in the futures market by selling futures contracts in order to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the U.S. dollar value of the fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the fund or securities with characteristics similar to those of the fund's portfolio securities. Similarly, the fund may sell futures contracts on a currency in which its portfolio securities are denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.

If, in the opinion of Madison, there is a sufficient degree of correlation between price trends for the fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the fund's portfolio may be more or less volatile than prices of such futures contracts, Madison will attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having the fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities will substantially be offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, the fund may take a "long" position by purchasing such futures contracts. This would be done, for example, when the fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices or rates that are currently available.

Options on Futures Contracts. The acquisition of put and call options on futures contracts will give the fund the right (but not the obligation) for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the fund's assets. By writing a call option, the fund becomes obligated, in exchange for the premium, to sell a futures contract which may have a value higher then the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that the fund intends to purchase. However, the fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by the fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. The fund will incur transaction costs in connection with the writing of options on futures.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that such closing transactions can be effected. The fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. Where permitted, the fund will engage in futures transactions and in related options transactions for hedging purposes or to seek to increase total return. The fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the fund or which it expects to purchase. Except as stated below, the fund's futures transactions will be entered into for traditional hedging purposes, that is to say, futures contracts will be used to protect against a decline in the price of securities (or the currency in which they are denominated) that the fund owns, or futures contracts will be purchased to protect the fund against an increase in the price of securities (or the currency in which they are denominated) it intends to purchase. As evidence of this hedging intent, the fund expects that on most of the occasions on which it takes a long futures or option position (involving the purchase of a futures contract), the fund will have purchased, or will be in the process of purchasing equivalent amounts of related securities (or assets denominated in the related currency) in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

The CFTC, a federal agency, regulates trading activity in futures contracts and related options contracts pursuant to the Commodity Exchange Act, as amended (the "CEA"). The CFTC requires the registration of a Commodity Pool Operator ("CPO"), which is defined as any person engaged in a business which is of the nature of an investment trust, syndicate or a similar form of enterprise, and who, in connection therewith, solicits, accepts or receives from others funds, securities or property for the purpose of trading in a commodity for future delivery on or subject to the rules of any contract market. The CFTC has adopted Rule 4.5, which provides an exclusion from the definition of commodity pool operator for any registered investment company which files a notice of eligibility. The fund, which may invest in futures transactions and related options transactions, have filed a notice of eligibility claiming exclusion from the status of CPO and, therefore, are not subject to registration or regulation as a CPO under the CEA.

As permitted, the fund will engage in transactions in futures contracts and in related options transactions only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for maintaining its qualification as a regulated investment company for federal income tax purposes (see the "Distributions and Taxes" section, below).

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the fund to purchase securities or currencies, require the fund to segregate with its custodian cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and portfolio position which is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss.

Perfect correlation between the fund's futures positions and portfolio positions may be difficult to achieve. The only futures contracts available to hedge the fund's portfolio are various futures on U.S. Government securities, securities indices and foreign currencies. In addition, it is not possible for the fund to hedge fully or perfectly against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

LOWER-RATED CORPORATE DEBT SECURITIES

The fund may make certain investments including corporate debt obligations that are unrated or rated in the lower rating categories (i.e., ratings of BB or lower by Standard & Poor's or Ba or lower by Moody's). Bonds rated BB or Ba or below by Standard & Poor's or Moody's (or comparable unrated securities) are commonly referred to as "lower-rated" securities or as "junk bonds" and are considered speculative and may be questionable as to principal and interest payments. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment standing and be in default. As a result, investment in such bonds will entail greater speculative risks than those associated with investment in investment-grade bonds (i.e., bonds rated AAA, AA, A or BBB by Standard & Poor's or Aaa, Aa, A or Baa by Moody's).

An economic downturn could severely affect the ability of highly leveraged issuers of junk bonds to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of lower rated securities will have an adverse effect on a fund's NAV to the extent it invests in such securities. In addition, a fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.

The secondary market for junk bond securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on a fund's ability to dispose of a particular security when necessary to meet its liquidity needs. Under adverse market or economic conditions, the secondary market for junk bond securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, a fund's Investment Adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a fund's NAV.

Since investors generally perceive that there are greater risks associated with lower-rated debt securities, the yields and prices of such securities may tend to fluctuate more than those of higher rated securities. In the lower quality segments of the fixed-income securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed-income securities market resulting in greater yield and price volatility.

Another factor which causes fluctuations in the prices of fixed-income securities is the supply and demand for similarly rated securities. In addition, the prices of fixed-income securities fluctuate in response to the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a fund's NAV.

Lower-rated (and comparable non-rated) securities tend to offer higher yields than higher-rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. Since lower rated securities generally involve greater risks of loss of income and principal than higher-rated securities, investors should consider carefully the relative risks associated with investment in securities which carry lower ratings and in comparable non-rated securities. In addition to the risk of default, there are the related costs of recovery on defaulted issues. A fund's Investment Adviser will attempt to reduce these risks through diversification of these funds' portfolios and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends in corporate developments.

OTHER DEBT SECURITIES

Custody Receipts. The fund may also acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custody receipts. Such receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custody receipts are not considered obligations of the U.S. Government.

FOREIGN GOVERNMENT SECURITIES

The fund may invest in debt obligations of foreign governments and governmental agencies, including those of countries with emerging economies and/or securities markets. Investment in sovereign debt obligations involves special risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the fund may have limited recourse in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn the fund's NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject.

CONVERTIBLE SECURITIES

The fund may invest in convertible securities. Convertible securities may include corporate notes or preferred stock but are ordinarily a long-term debt obligation of the issuer convertible at a stated conversion rate into common stock of the issuer. As with all debt and income-bearing securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and are consequently of higher quality and entail less risk than the issuer's common stock. In evaluating a convertible security, Madison gives primary emphasis to the attractiveness of the underlying common stock. The convertible debt securities in which the fund may invest are subject to the same rating criteria as the fund's investments in non-convertible debt securities. Convertible debt securities, the market yields of which are substantially below prevailing yields on non-convertible debt securities of comparable quality and maturity, are treated as equity securities for the purposes of the fund's investment policies or restrictions.

REPURCHASE AGREEMENTS

The fund may enter into repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than seven days) subject to the obligation to sell it back to the seller at a fixed time and price plus accrued interest. The fund will enter into repurchase agreements only with member banks of the Federal Reserve System, U.S. Central Credit Union and with "primary dealers" in U.S. Government securities. Madison will continuously monitor the creditworthiness of the parties with whom the fund enter into repurchase agreements.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Trust's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the fund could experience delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible subnormal levels of income, declines in value of the underlying securities or lack of access to income during this period and the expense of enforcing its rights.

REVERSE REPURCHASE AGREEMENTS

The fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the fund entering into them. Reverse repurchase agreements involve the risk that the market value of securities purchased by the fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the fund which it is obligated to repurchase. The fund that has entered into a reverse repurchase agreement will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, the fund will establish and maintain with the Trust's custodian a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements. The fund will not enter into reverse repurchase agreements and other borrowings (except from banks as a temporary measure for extraordinary emergency purposes) in amounts in excess of 30% of the fund's total assets (including the amount borrowed) taken at market value. The fund will not use leverage to attempt to increase income. The fund will not purchase securities while outstanding borrowings exceed 5% of the fund's total assets. The fund will enter into reverse repurchase agreements only with federally insured banks which are approved in advance as being creditworthy by the Board. Under procedures established by the Board, Madison will monitor the creditworthiness of the banks involved.

U.S. GOVERNMENT SECURITIES

The fund may purchase U.S. Government securities. U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities.

Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates ("Ginnie Maes"), are supported by the full faith and credit of the U.S. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the U.S. Government, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation ("Freddie Macs"), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association bonds ("Fannie Maes"). On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency. Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As a consequence, certain fixed income securities issued by Freddie Mac and Fannie Mae have the benefit of more explicit U.S. Government support. No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future. U.S. Government securities may also include zero coupon bonds.

The fund may invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (a/k/a STRIPS).

The fund may acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custody receipts. Such receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custody receipts are not considered obligations of the U.S. Government.

FORWARD COMMITMENT AND WHEN-ISSUED SECURITIES

The fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are specified and for which a market exists, but which have not been issued. The fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the fund will segregate cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the fund may enter into offsetting contracts for the forward sale of other securities that it owns.

REAL ESTATE INVESTMENT TRUSTS

The fund may invest in shares of real estate investment trusts ("REITs"). REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. The fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the fund.

Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks inherent in the financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the Investment Company Act of 1940, as amended (the "1940 Act"). REITs (especially mortgage REITS) are also subject to interest rate risk.

EXCHANGE TRADED FUNDS

The fund may invest in exchange traded funds ("ETFs"), which are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that seek to track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector or international. ETF shareholders are generally subject to the same risks as holders of the underlying securities they are designed to track.

ETFs are also subject to certain additional risks, including (1) the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track and (2) the risk of possible trading halts due to market conditions or other reasons, based on the policies of the exchange upon which an ETF trades. In addition, an exchange traded sector fund may be adversely affected by the performance of that specific sector or group of industries on which it is based. The fund would bear, along with other shareholders of an ETF, its pro rata portion of the ETF's expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the fund's expenses (i.e., management fees and operating expenses), shareholders of the fund may also indirectly bear similar expenses of an ETF.

SHARES OF OTHER INVESTMENT COMPANIES

The fund may invest up to 10% of its assets in shares of other investment companies. The fund complies with the general statutory limits for such investments prescribed by the 1940 Act. The statutory limits are that immediately after any investment: (a) not more than 5% of the fund's total assets are invested in the securities of any one investment company; (b) not more than 10% of the fund's total assets are invested in the aggregate in securities of investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the fund; and (d) not more than 10% of the outstanding voting stock of any one investment company will be owned in the aggregate by the fund and other investment companies advised by Madison or any of its affiliates.

As a shareowner of another investment company, the fund would bear, along with other shareowners, its pro rata portion of the expenses of such other investment company, including advisory fees, general fund expenses, trading, custodial and interest expenses and distribution/shareholder servicing fees (if any). These expenses would be in addition to the advisory and other expenses that the fund bears directly in connection with its own operations and may represent a duplication of fees to shareowners of the fund.

SECTOR CONCENTRATION

The fund invests in the broad sectors of the economy that Madison believes provide superior opportunities to achieve the fund's investment objectives. To the extent that the fund makes substantial investments in any single sector, the fund will be more susceptible to adverse economic or regulatory occurrences affecting those sectors. The fund will not invest more than 35% of its total assets in the securities of issuers principally engaged in any single sector.

TEMPORARY DEFENSIVE POSITIONS

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market securities as a defensive tactic in abnormal market conditions.

TYPES OF INVESTMENT RISK

Active or Frequent Trading Risk. The risk of the realization and distribution to shareholders of higher capital gains as compared to a series with less active trading policies. Frequent trading also increases transaction costs, which could detract from the performance.

Asset Allocation Risk. The risk of the realization and distribution to shareholders of higher capital gains as compared to a series with less active trading policies. Frequent trading also increases transaction costs, which could detract from the performance.

Call Risk. The risk that the issuer of a security will retire or redeem ("call") the security with a higher rate of interest before the scheduled maturity date when interest rates have declined.

Correlation Risk. The risk that changes in the value of a hedging instrument or hedging technique will not match those of the asset being hedged (hedging is the use of one investment to offset the possible adverse effects of another investment).

Counterparty Risk. The risk that the counterparty under an agreement will not live up to its obligations.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise not honor a financial obligation.

Currency Risk. The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the U.S. dollar value of an investment.

Hedging Risk. When the fund hedges an asset it holds (typically by using a derivative contract or derivative security), any gain or loss generated by the hedge should be substantially offset by losses or gains on the hedged asset. Hedging is a useful way to reduce or eliminate risk of loss, but it will also reduce or eliminate the potential for investment gains.

Information Risk. The risk that key information about a security or market is inaccurate or unavailable.

Interest Rate Risk. The risk of declines in market value of an income bearing investment due to changes in prevailing interest rates. With fixed-rate securities, a rise in interest rates typically causes a decline in market values, while a fall in interest rates typically causes an increase in market values.

Leverage Risk. The risks associated with securities or investment practices that enhance return (or loss) without increasing the amount of investment, such as buying securities on margin or using certain derivative contracts or derivative securities. The fund's gain or loss on a leveraged position may be greater than the actual market gain or loss in the underlying security or instrument. The fund may also incur additional costs in taking a leveraged position (such as interest on borrowings) that may not be incurred in taking a non-leveraged position.

Liquidity Risk. The risk that certain securities or other investments may be difficult or impossible to sell at the time the fund would like to sell them or at the price the fund values them.

Management Risk. The risk that a strategy used by Madison may fail to produce the intended result. This risk is common to all mutual funds.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, due to factors that have nothing to do with the issuer. This risk is common to all stocks and bonds and the mutual funds that invest in them.

Natural Event Risk. The risk of losses attributable to natural disasters, crop failures and similar events.

Opportunity Risk. The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments.

Political Risk. The risk of losses directly attributable to government actions or political events of any sort, including military actions and/or expropriation of assets.

Speculation Risk. Speculation is the assumption of risk in anticipation of gain but recognizing a higher than average possibility of loss. To the extent that a derivative contract or derivative security is used speculatively (i.e., not used as a hedge), the fund is directly exposed to the risks of that derivative contract or security. Gains or losses from speculative positions in a derivative contract or security may be substantially greater than the derivative contract or security's original cost.

Valuation Risk. The risk that the fund could not sell a security or other portfolio investment for the market value or fair value established for it at any time. Similarly, the risk that the fair valuation of securities or other portfolio investments may result in greater fluctuation in their value from one day to the next than would be the case if the market values were available.

HIGHER-RISK SECURITIES AND PRACTICES

----------------------------------------------------------------------------------------------------------------------------------
SECURITY OR PRACTICE          DESCRIPTION                                                           RELATED RISKS
----------------------------------------------------------------------------------------------------------------------------------
ADRs                          ADRs are receipts typically issued by a U.S. financial institution    Market, currency,
                              which evidence ownership of underlying securities of foreign          information, natural event,
                              corporate issuers. Generally, ADRs are in registered form and are     and political risks (i.e., the
                              designed for trading in U.S. markets.                                 risks of foreign securities).
----------------------------------------------------------------------------------------------------------------------------------
Borrowing                     The borrowing of money from financial institutions or through         Leverage and credit risks.
                              reverse repurchase agreements.
----------------------------------------------------------------------------------------------------------------------------------
Emerging Market Securities    Any foreign securities primarily traded on exchanges located in       Credit, market, currency,
                              or issued by companies organized or primarily operating in            information, liquidity,
                              countries that are considered lesser developed than countries like    interest rate, valuation,
                              the U.S., Australia, Japan, or those of Western Europe.               natural event, and political
                                                                                                    risks.
----------------------------------------------------------------------------------------------------------------------------------
EDRs and GDRs                 EDRs and GDRs are receipts evidencing an arrangement with a           Market, currency,
                              non-U.S. financial institution similar to that for ADRs and are       information, natural event,
                              designed for use in non-U.S. securities markets. EDRs and GDRs        and political risks (i.e., the
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
SECURITY OR PRACTICE          DESCRIPTION                                                           RELATED RISKS
----------------------------------------------------------------------------------------------------------------------------------
                              are not necessarily quoted in the same currency as the underlying     risks of foreign securities).
                              security.
----------------------------------------------------------------------------------------------------------------------------------
Foreign Money Market          Short-term debt obligations issued either by foreign financial        Market, currency,
Securities                    institutions or by foreign branches of U.S. financial institutions    information, interest rate,
                              or foreign issuers.                                                   natural event, and political
                                                                                                    risks.
----------------------------------------------------------------------------------------------------------------------------------
Foreign Securities            Securities issued by companies organized or whose principal           Market, currency,
                              operations are outside the U.S., securities issued by companies       information, natural event,
                              whose securities are principally traded outside the U.S., or          and political risks.
                              securities denominated or quoted in foreign currency. The term
                              "foreign securities" includes ADRs, EDRs, GDRs, and foreign money market securities.
----------------------------------------------------------------------------------------------------------------------------------
Forward Foreign Currency      Contracts involving the right or obligation to buy or sell a given    Currency, liquidity, and
Exchange Contracts            amount of foreign currency at a specified price and future date.      leverage risks. When used
                                                                                                    for hedging, also has
                                                                                                    hedging, correlation, and
                                                                                                    opportunity risks. When
                                                                                                    used speculatively, also has
                                                                                                    speculation risks.
----------------------------------------------------------------------------------------------------------------------------------
Futures Contracts             In general, an agreement to buy or sell a specific amount of a        Interest rate, currency,
(including financial futures  commodity, financial instrument, or index at a particular price on    market, hedging or
contracts)                    a stipulated future date. Financial futures contracts include         speculation, leverage,
                              interest rate futures contracts, securities index futures contracts,  correlation, liquidity, credit,
                              and currency futures contracts. Unlike an option, a futures           and opportunity risks.
                              contract obligates the buyer to buy and the seller to sell the underlying commodity or financial instrument at the agreed-upon price and date or to pay or receive money in an amount equal to such price.
----------------------------------------------------------------------------------------------------------------------------------
Illiquid Securities           Any investment that may be difficult or impossible to sell within     Liquidity, valuation and
                              seven days for the price at which the fund values it.                 market risks.
----------------------------------------------------------------------------------------------------------------------------------
Options (including options    In general, an option is the right to buy (called a "call") or sell   Interest rate, currency,
on financial futures          (called a "put") property for an agreed-upon price at any time        market, hedging or
contracts)                    prior to an expiration date. Both call and put options may be         speculation, leverage,
                              either written (i.e., sold) or purchased on securities, indices,      correlation, liquidity, credit,
                              interest rate futures contracts, index futures contracts, or          and opportunity risks.
                              currency futures contracts.
----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements         The purchase of a security that the seller agrees to buy back later   Credit risk.
                              at the same price plus interest.
----------------------------------------------------------------------------------------------------------------------------------
Restricted Securities         Securities originally issued in a private placement rather than a     Liquidity, valuation, and
                              public offering. These securities often cannot be freely traded on    market risks.
                              the open market.
----------------------------------------------------------------------------------------------------------------------------------
Reverse Repurchase            The lending of short-term debt securities; often used to facilitate   Leverage and credit risks.
Agreements                    borrowing.
----------------------------------------------------------------------------------------------------------------------------------
Securities Lending            The lending of securities to financial institutions, which provide    Credit risk.
                              cash or government securities as collateral.
----------------------------------------------------------------------------------------------------------------------------------
Shares of Other Investment    The purchase of shares issued by other investment companies.          Market risks and the
Companies                     These investments are subject to the fees and expenses of the         layering of fees and
                              underlying investment company(s).                                     expenses.
----------------------------------------------------------------------------------------------------------------------------------
Short-Term Trading            Selling a security soon after purchase or purchasing it soon after    Market, liquidity and
                              it was sold (the fund engaging in short-term trading will have        opportunity risks.
                              higher turnover and transaction expenses).
----------------------------------------------------------------------------------------------------------------------------------
Smaller Capitalization        The purchase of securities issued by a company with a market          Market and liquidity risk.
Companies                     capitalization (i.e., the price per share of its common stock multiplied by the number of shares of common stock
                              outstanding) within the range of those companies represented in either the S&P Small Cap 600 Index or the Russell 2000(R) Index.
----------------------------------------------------------------------------------------------------------------------------------
Swaps                         The entry into interest rate, credit default, index, currency         Market, liquidity, currency,
                              exchange rate and total return swap agreements whereby the            credit, counterparty,
                              parties agree to exchange rates of return (or differentials therein)  leverage and opportunity
                              earned or realized on predetermined investments or instruments.       risks.
----------------------------------------------------------------------------------------------------------------------------------
When-Issued Securities and    The purchase or sale of securities for delivery at a future date;     Market, opportunity, and
Forward Commitments           market value may change before delivery.                              leverage risks.
----------------------------------------------------------------------------------------------------------------------------------

Higher-Risk Securities and Practices Table. The following table shows the fund's investment limitations with respect to certain higher risk securities and practices as a percentage of portfolio assets. A number in the column indicates the maximum percentage of total assets that the fund is permitted to invest in that practice or type of security. Numbers in this table show allowable usage only; for actual usage, consult the fund's annual and semi-annual reports.

---------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                  PERCENTAGE
---------------------------------------------------------------------------------
  Borrowing                                                                  30
---------------------------------------------------------------------------------
  Repurchase Agreements                                                       *
---------------------------------------------------------------------------------
  Securities Lending                                                     33 1/3
---------------------------------------------------------------------------------
  Short-Term Trading                                                          *
---------------------------------------------------------------------------------
  When-Issued Securities; Forward Commitments                                25
---------------------------------------------------------------------------------
  Shares of Other Investment Companies(1)                                    10
---------------------------------------------------------------------------------
  Non-Investment Grade Securities                                            20
---------------------------------------------------------------------------------
  Foreign Securities                                                         10
---------------------------------------------------------------------------------
  Emerging Market Securities                                                 15
---------------------------------------------------------------------------------
  Illiquid Securities(2)                                                     15
---------------------------------------------------------------------------------
  Restricted Securities                                                      15
---------------------------------------------------------------------------------
  Swaps                                                                      15
---------------------------------------------------------------------------------
  Options on Securities, Indices or Currencies                                *
---------------------------------------------------------------------------------
  Futures Contracts(3)                                                       20
---------------------------------------------------------------------------------
  Options on Futures Contracts(3)                                            20
---------------------------------------------------------------------------------
  Forward Foreign Currency Exchange Contracts                              10**
---------------------------------------------------------------------------------

  ----------------------------------------
  (1) Includes ETFs.
  (2) Numbers in this row refer to net, rather than total, assets.
  (3) Financial futures contracts and related options only, including futures, contracts and options on futures contracts and on currencies.

  Legend:
  * One asterisk means that there is no policy limitation on the fund's usage of that practice or type of security, and that the fund may be currently using that practice or investing in that type of security.
  ** Two asterisks mean that the fund is permitted to use that practice or invest in that type of security, but is not expected to do so on a regular basis.

INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

The Trust has adopted the following restrictions and policies relating to the investment of assets and the activities of the fund. The policies in this "Investment Limitations" section are fundamental and may not be changed for the fund without the approval of the holders of a majority of the outstanding votes of the fund (which for this purpose and under the 1940 Act means the lesser of (i) sixty-seven percent (67%) of the outstanding votes attributable to shares represented at a meeting at which more than fifty percent (50%) of the outstanding votes attributable to shares are represented or (ii) more than fifty percent (50%) of the outstanding votes attributable to shares). Except as noted below, none of the fund within the Trust may:

1. Borrow money, except that it may (a) borrow from any lender for temporary purposes in amounts not in excess of 5% of its total assets and (b) borrow from banks in any amount for any purpose, provided that immediately after borrowing from a bank the fund's aggregate borrowings from any source do not exceed 33-1/3% of the fund's total assets (including the amount borrowed). If, after borrowing from a bank, the fund's aggregate borrowings later exceed 33-1/3% of the fund's total assets, the fund will, within three days after exceeding such limit (not including Sundays or holidays), reduce the amount of its borrowings to meet the limitation. The fund may make additional investments while it has borrowings outstanding. The fund may make other borrowings to the extent permitted by applicable law.
2. Underwrite securities of other issuers, except that a fund may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by the fund, it may be deemed to be an underwriter for purposes of the 1933 Act.

3. Invest over twenty-five percent (25%) of assets taken at its market value in any one industry. Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements, shall not be considered investments in any one industry for purposes of these rules. Telephone, gas, and electric utility industries shall be considered separate industries.
4. Purchase physical commodities or enter into contracts requiring the delivery or receipt of physical commodities.
5. Purchase or sell real estate, except a fund may purchase securities which are issued by companies which invest in real estate or interests therein.
6. Issue senior securities as defined in the 1940 Act, except as is permitted by such Act, by rules under such Act, and by SEC positions with respect to the issuance of obligations which might be deemed senior securities.
7. Make loans (the acquisition of bonds, debentures, notes and other securities as permitted by the investment objectives of a fund shall not be deemed to be the making of loans) except that a fund may purchase securities subject to repurchase agreements under policies established by the Board and may make loans of securities as permitted by applicable law.
8. With respect to 75% of the fund's total assets, purchase securities of an issuer (other than the U.S. Government, its agencies or instrumentalities if (i) such purchase would cause more than 5% of the fund's total assets taken at market value to be invested in the securities of such issuer, or
     (ii) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the fund.

In addition to the fundamental policies listed above, the investment objective in each fund is a fundamental policy that cannot be changed without the approval of a majority of the fund's outstanding voting securities.

Except for the limitations on borrowing, if the above percentage restrictions, or any restrictions elsewhere in this SAI or in the prospectus covering fund shares, are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets will not be considered a violation of any of the foregoing restrictions.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market securities.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

The fund will trade securities held by it whenever, in Madison's view, changes are appropriate to achieve the stated investment objectives. Madison does not anticipate that unusual portfolio turnover will be required and intends to keep such turnover to moderate levels consistent with the objectives of the fund. Although Madison makes no assurances, it is expected that the annual portfolio turnover rate for the fund will be generally less than 100%. This would mean that normally less than 100% of the securities held by the fund would be replaced in any one year.

Portfolio turnover for the previous two fiscal years is not provided, because the fund first began operations on the date of this SAI.

MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

The Trust is governed by the Board. The Board has the duties and responsibilities set forth under the applicable laws of the Commonwealth of Massachusetts, including but not limited to the management and supervision of the fund.

The Board, from time to time, may include individuals who may be deemed to be affiliated persons of Madison, the fund's investment adviser. At all times, however, a majority of Board members will not be affiliated with Madison or the fund.

The fund does not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing Board members, changing fundamental policies, approving certain management contracts, approving or amending a 12b-1 plan, or as otherwise required by the 1940 Act or the Declaration of Trust.

TRUSTEES AND OFFICERS

Each trustee and officer of the Trust oversees 46 portfolios in the fund complex, which consists of the Trust with 19 portfolios, the MEMBERS Mutual Funds with 14 portfolios, the Madison Strategic Sector Premium Fund (a closed-end fund) and the Madison Mosaic Equity, Income, Tax-Free and Government Money Market Trusts which together have 13 portfolios. The address of each trustee and officer is 550 Science Drive, Madison, Wisconsin 53711, except for Mr. Mason for which it is 8777 N. Gainey Center Drive, #220, Scottsdale, AZ 85258.

Interested Trustees and Officers

-----------------------------------------------------------------------------------------------------------------------------------
   NAME AND                    POSITION(S) AND LENGTH      PRINCIPAL OCCUPATION(S) DURING PAST           OTHER DIRECTORSHIPS/
YEAR OF BIRTH                      OF TIME SERVED                       FIVE YEARS                           TRUSTEESHIPS
-----------------------------------------------------------------------------------------------------------------------------------
Katherine L. Frank(1)          Trustee and President,    Madison Investment Advisors, Inc.          Madison Mosaic Income Trust;
1960                           2009 - Present            ("Madison"), Managing Director and Vice    Madison Mosaic Tax-Free
                                                         President, 1986 - Present                  Trust; Madison Mosaic
                                                                                                    Government
                                                         Madison, Vice President, 2004 - Present    Money Market Trust; and
                                                                                                    Madison
                                                         Madison Mosaic, LLC (an investment         Strategic Sector Premium
                                                         advisor), President, 1996 - Present        Fund, 1996 - Present
                                                         Madison/Claymore Covered Call and
                                                         Equity Strategy Fund, Vice President,      MEMBERS Mutual Funds,
                                                         2005 - Present                             2009 - Present
-----------------------------------------------------------------------------------------------------------------------------------
Frank E. Burgess               Vice President, 2009 -    Madison, Founder, President and                         N/A
1942                           Present                   Director, 1973 - Present

                                                         Madison Director, 2004 - Present
-----------------------------------------------------------------------------------------------------------------------------------
Paul Lefurgey                  Vice President, 2009 -    Madison; Madison Investment Advisors,                   N/A
1964                           Present                   Inc., Managing Director, Head of Fixed
                                                         Income and Senior Portfolio Manager,
                                                         2005-Present

                                                         MEMBERS Capital Advisors, Inc. Madison,
                                                         WI, Vice President 2005 - Present
-----------------------------------------------------------------------------------------------------------------------------------
Jay R. Sekelsky                Vice President, 2009 -    Madison, Principal and Vice President,                  N/A
1959                           Present                   1990 - Present

                                                         Madison Mosaic, LLC, Vice President,
                                                         1996 - Present
-----------------------------------------------------------------------------------------------------------------------------------
Holly S. Baggot                Treasurer, 2008 -         Madison, Vice President, 2009 - Present;                N/A
1960                           Present
                                                         MEMBERS Capital Advisors, Inc., Madison,
                               Secretary, 1999 -         WI, Director, Mutual Funds 2008-2009;
                               Present                   Director, Mutual Fund Operations,
                                                         2006-2008; Operations Officer-Mutual
                               Assistant Treasurer,      Funds, 2005-2006; Senior Manager-Product &
                               1999 - 2007               Fund Operations, 2001-2005

                                                         Ultra Series Fund (19), Treasurer,
                                                         2008-2009; Secretary, 1999-Present;
                                                         Assistant Treasurer, 1997-2007

                                                         MEMBERS Mutual Funds (14), Treasurer,
                                                         2008-2009; Secretary, 1999-Present;
                                                         Assistant Treasurer, 1997-2007
-----------------------------------------------------------------------------------------------------------------------------------
Greg R. Hoppe                  Assistant Treasurer,      Madison Strategic Sector Premium Fund,                  N/A
1969                           2009 - Present            Chief Financial Officer & Treasurer,
                                                         2005 - Present

                                                         Madison Mosaic, LLC, Vice President,
                                                         1999 - Present

                                                         Madison Mosaic Funds (12), Chief
                                                         Financial Officer, 1999 - Present
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Cheryl R. Gilge                Assistant Treasurer,      Madison, Mutual Funds Associate,                        N/A
1975                           2008- Present             2009-Present

                                                         MEMBERS Capital Advisors, Inc.,
                                                         Madison, WI, Operations Associate,
                                                         Administration, 2007-2009; Fund
                                                         Administration Analyst, 2005-2007;
                                                         Investment Support Manager, 1999-2005
-----------------------------------------------------------------------------------------------------------------------------------
W. Richard Mason               Chief Compliance          Madison, Madison Investment Advisors,                   N/A
1960                           Officer, 2009 - Present   Inc., Madison Scottsdale, LC and
                                                         Madison Mosaic, LLC (investment
                                                         advisor), General Counsel and Chief
                                                         Compliance Officer, 1996 - Present

                                                         Madison Mosaic Funds Distributor,
                                                         LLC, Principal, 1998 - Present

                                                         Concord Asset Management, LLC,
                                                         General Counsel, 1996 - Present

                                                         Madison Mosaic Funds (12) and
                                                         Madison Strategic Sector Premium Fund,
                                                         Secretary, General Counsel, Chief
                                                         Compliance Officer, 1992 - Present

                                                         Ultra Series Fund (19), Chief
                                                         Compliance Officer, 2009 - Present
-----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------
(1)"Interested person" as defined in the 1940 Act. Considered an interested trustee because of the position held with the investment adviser of the Trust.

Independent Trustees

-----------------------------------------------------------------------------------------------------------------------------------
                               POSITION(S)                                       PORTFOLIOS
      NAME AND                AND LENGTH OF      PRINCIPAL OCCUPATION(S)         OVERSEEN IN           OTHER DIRECTORSHIPS/
   YEAR OF BIRTH              TIME SERVED(1)     DURING PAST FIVE YEARS         FUND COMPLEX(2)            TRUSTEESHIPS
-----------------------------------------------------------------------------------------------------------------------------------
Lorence D. Wheeler            Trustee, 2009    Retired investor                 46               Madison Claymore Covered Call
1938                          - Present                                                          Fund, 1996 - Present
                                               Credit Union Benefits
                                               Services, Inc. (a provider of
                                               retirement plans and related                      Grand Mountain Bank FSB and Grand
                                               services for credit union                         Mountain Bancshares, Inc. 2003 -
                                               employees nationwide),                            Present
                                               President, 1997 - 2001
-----------------------------------------------------------------------------------------------------------------------------------
Steven P. Riege               Trustee, 2005    Ultra Series Fund, Waverly,      33               Ultra Series Fund (19), 2005 -
1954                          - Present        IA, Trustee, 2005 - Present                       Present

                                               The Rgroup (management
                                               consulting), Owner/President,
                                               2001 - Present

                                               Robert W. Baird & Company
                                               (financial services), Senior
                                               Vice President-Marketing and
                                               Vice President-Human
                                               Resources, 1986 - 2001
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                               POSITION(S)                                       PORTFOLIOS
      NAME AND                AND LENGTH OF      PRINCIPAL OCCUPATION(S)         OVERSEEN IN           OTHER DIRECTORSHIPS/
   YEAR OF BIRTH              TIME SERVED(1)     DURING PAST FIVE YEARS         FUND COMPLEX(2)            TRUSTEESHIPS
-----------------------------------------------------------------------------------------------------------------------------------
Richard E. Struthers          Chair, Audit     Ultra Series Fund , Waverly,     33               Park Nicolet Health Services, 2001
1952                          Committee,       IA, Chair, Audit Committee,                       - Present
                              2006 - Present   2006 - Present; Trustee, 2004
                                               - Present                                         Micro Component Technology, Inc.,
                              Trustee, 2004                                                      2008 - Present
                              - Present        Clearwater Capital Management,
                                               Minneapolis, MN, Chair and
                                               Chief Executive Officer, 1998
                                               - Present

                                               Park Nicollet Health Services,
                                               Director, 2001 - Present;
                                               Chairman, Finance and
                                               Investment Committee, 2006 -
                                               Present

                                               IAI Mutual Funds, President
                                               and Director, 1992-1997
-----------------------------------------------------------------------------------------------------------------------------------
Philip E. Blake               Trustee, 2009    Lee Enterprises, Inc (news and   46               Madison Newspapers, Inc., 1993 -
1944                          - Present        advertising publisher), Vice                      Present
                                               President, 1998 - 2001
                                                                                                 Meriter Hospital & Health
                                               Madison Newspapers, Inc.,                         Services, 2000 - Present
                                               President and Chief Executive
                                               Officer, 1993 - 2000                              Edgewood College, 2003 - Present
-----------------------------------------------------------------------------------------------------------------------------------
James R Imhoff, Jr.           Trustee, 2009    First Weber Group (real estate   46               Madison Claymore Covered Call
1944                          - Present        brokers), Chief Executive                         Fund, 1996 - Present
                                               Officer, 1996 - Present
                                                                                                 Park Bank, 1978 - Present
-----------------------------------------------------------------------------------------------------------------------------------

  ------------------------------------
  (1) Independent trustees serve in such capacity until the trustee reaches the age of 76, unless retirement is waived by unanimous vote of the remaining trustees on an annual basis.
  (2) Prior to June 30, 2009 the Fund Complex included the Trust with 18 portfolios and the MEMBERS Mutual Funds with 14 portfolios, As of the date of this SAI, the fund complex consists of the Trust with 19 portfolios, the MEMBERS Mutual Funds with 14 portfolios, the Madison Strategic Sector Premium Fund (a closed-end fund) and the Madison Mosaic Equity, Income, Tax-Free and Government Money Market Trusts which together have 13 portfolios. References to the "Fund Complex" in the following tables have the meaning disclosed in this paragraph based on the applicable period.

INDEPENDENT TRUSTEE COMPENSATION

-----------------------------------------------------------------------------------------------------
                                      AGGREGATE COMPENSATION FROM   TOTAL COMPENSATION FROM TRUST
TRUSTEE NAME                          TRUST(1)                      AND FUND COMPLEX(1,2)
-----------------------------------------------------------------------------------------------------
Rolf F. Bjelland(5)                   $32,125                       $64,250
-----------------------------------------------------------------------------------------------------

Linda S. Foltz(5)                     $25,625                       $51,250
-----------------------------------------------------------------------------------------------------

Steven P. Riege                       $25,625                       $51,250
-----------------------------------------------------------------------------------------------------

Richard E. Struthers                  $28,125                       $56,250
-----------------------------------------------------------------------------------------------------

Lorence D. Wheeler (4)                None                          None
-----------------------------------------------------------------------------------------------------

James R Imhoff, Jr. (4)               None                          None
-----------------------------------------------------------------------------------------------------

Philip E Blake (4)                    None                          None
-----------------------------------------------------------------------------------------------------

Katherine L. Frank (3,4)              None                          None
-----------------------------------------------------------------------------------------------------

---------------------------------
(1) Amounts for the fiscal year ended October 31, 2008.
(2) Fund Complex as defined above.
(3) Non-compensated interested trustee
(4) Elected Trustee effective June 30, 2009
(5) Term ended June 30, 2009

There have been no arrangements or understandings between any trustee or officer and any other person(s) pursuant to which (s)he was selected as a trustee or officer.

COMMITTEES

Audit Committee

Members: Richard E. Struthers (Chair), Steven Riege, James R Imhoff, Jr., Philip E Blake and Lorence D. Wheeler.

Function: The Audit Committee, which has adopted and operates in accordance with a separate Audit Committee charter, has as its purposes to meet with the fund' independent registered public accountants to review the arrangements for and scope of the audit; discuss matters of concern relating to the fund' financial statements, including any adjustments to such statements recommended by the independent registered public accountants, or other results of the audit; consider the independent registered public accountants' comments and suggestions with respect to the fund' financial policies, accounting procedures and internal accounting controls; and review the form of audit opinion the accountants propose to render to the fund.

The Audit Committee also reviews any memoranda prepared by the independent registered public accountants setting forth any recommended procedural changes; considers the effect upon the fund of any changes in accounting principles or practices proposed by management or the independent registered public accountants; reviews audit and non-audit services provided to the fund by the independent registered public accountants and the fees charged for such services; considers whether to retain the accountants for the next fiscal year and evaluates the independence of the independent registered public accountants; and reports to the Board from time to time and makes such recommendations as the committee deems necessary or appropriate.

The Audit Committee met five times in 2008. Four meetings were held in person and one meeting was a telephonic meeting.

TRUSTEES' HOLDINGS

Information regarding the Trustee ownership of the fund is not provided, because the fund was first offered on the date of this SAI. Ownership in the Fund Complex as of December 31, 2008 was as follows:

--------------------------------------------------------------------------------
                                                       AGGREGATE DOLLAR RANGE
                                                       OF EQUITY SECURITIES IN
NAME OF TRUSTEE                                          FUND COMPLEX(1,2)
--------------------------------------------------------------------------------
Rolf F. Bjelland                                      Over $100,000
--------------------------------------------------------------------------------
Linda S. Foltz                                        $10,001-$50,000
--------------------------------------------------------------------------------
Steven P. Riege                                       $1-$10,000
--------------------------------------------------------------------------------
Richard E. Struthers                                  $10,001-$50,000
--------------------------------------------------------------------------------
James R Imhoff, Jr.                                   Over $100,000
--------------------------------------------------------------------------------
Philip E Blake                                        Over $100,000
--------------------------------------------------------------------------------
Lorence D. Wheeler                                    Over $100,000
--------------------------------------------------------------------------------
Katherine K. Frank                                    Over $100,000
--------------------------------------------------------------------------------

(1) Dollar ranges are as follows: none; $1-$10,000; $10,001-$50,000;
    $50,001-$100,000; and over $100,000. Information as of December 31, 2008.
(2) Fund Complex as defined above.

SUBSTANTIAL SHAREHOLDERS

The Trust is an investment vehicle underlying the separate accounts of CUNA Mutual Insurance Society ("CMIS") which issue variable contracts. The separate accounts of CMIS and certain qualified plans are the primary shareholders of the Trust.

BENEFICIAL OWNERS

Information regarding ownership of the fund's shares is not provided, because the fund was first offered on the date of this SAI.

PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

THE MANAGEMENT AGREEMENT

The Management Agreement ("Agreement") requires that Madison provide continuous professional investment management of the investments of the fund, including establishing an investment program complying with the investment objectives, policies, and restrictions of the fund. Under the Agreement, Madison is also generally responsible for the other operations of the fund. As compensation for its services under the Agreement, the fund pays Madison a fee computed at an annualized percentage rate of ____% of the average daily value of the net assets of the fund.

Madison makes the investment decisions and is responsible for the investment and reinvestment of assets; performs research, statistical analysis, and continuous supervision of the funds' investment portfolios; furnishes office space for the Trust; provides the Trust with such accounting data concerning the investment activities of the Trust as is required to be prepared and files all periodic financial reports and other documents required to be filed with the SEC and any other regulatory entity; continuously monitors compliance by the Trust of its investment activities with the requirements of the 1940 Act and the rules promulgated pursuant thereto; and renders such periodic and special reports as may be reasonably requested with respect to matters relating to Madison's duties.

MADISON ASSET MANAGEMENT, LLC ("MADISON")

The funds' investment adviser is Madison Asset Management, LLC ("Madison"), a subsidiary of Madison Investment Advisors, Inc., both located at 550 Science Drive, Madison, Wisconsin 53711. As of the date of this SAI, Madison manages billions of dollars in assets in mutual funds, closed-end investment companies and separately managed accounts for individuals and institutions. Madison is a joint venture with CUNA Mutual Insurance Society. Madison Investment Advisors, Inc., a registered investment adviser firm since 1973, provides professional portfolio management services to a number of clients and, together with its subsidiaries, manages in excess of $12 billion as of the date of this SAI. Madison is responsible for the day-to-day administration of the Trust's activities. Investment decisions regarding each of the Trust's funds can be influenced in various manners by a number of individuals. Generally, all management decisions are the primary responsibility of Madison's Investment Strategy Committee. The Investment Strategy Committee is made up of top officers and managers of Madison and Madison Investment Advisors, Inc. Madison shares personnel and resources with Madison Investment Advisors, Inc.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Compensation: All compensation is measured and paid on an annual, calendar year basis. Compensation consists of base salary and, where indicated below, incentive compensation (performance bonus). The incentive pool described in the chart below is calculated based on revenue from each investment strategy. Managers are rewarded for performance relative to their benchmark(s) over both one- and three-year periods. Incentive compensation earned is paid out over a three-year period. Performance bonus amounts increase in proportion to benchmark outperformance during the applicable one- and three-year periods.

Madison believes investment professionals should receive compensation for the performance of its client's accounts, their individual effort, and the overall profitability of the firm. As such, Madison's investment professionals receive a base salary and, in addition, an incentive bonus is paid based on the attainment of certain goals and objectives in the portfolio management process. The manager also participates in the overall profitability of the firm through his individual ownership in the firm. Madison also offers an Employee Stock Ownership Plan (ESOP) in which all employees are eligible to participate in after one year of employment. All the members of Madison's portfolio management teams have significant investments in either the firm or the mutual funds it manages with the same general style and philosophy as its individual client accounts. Madison believes its portfolio managers' goals are aligned with those of long-term investors, recognizing client goals to outperform over the long-term, rather than focused on short-term performance contests.

In addition to fixed compensation, the manager also participates in an incentive compensation pool shared by the members of the firm's equity management team that is based on the performance of the firm's Core and Mid-Cap Equity composites measured against the S&P 500 and the S&P Mid-Cap indices, respectively, as benchmarks. All firm equity accounts, including mutual funds, regardless of whether they are included in such composites, are managed with the same general investment philosophy, approach and applicable allocations, quality and other portfolio characteristics. Compensation is based on the entire employment relationship, not based on the performance of any single account or type of account.

Other Accounts Managed (as of December 31, 2008):

FRANK BURGESS

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            TOTAL ASSETS IN
                                                                                      ACCOUNTS WITH           ACCOUNTS WITH
                                        NUMBER OF OTHER      TOTAL ASSETS IN        PERFORMANCE-BASED       PERFORMANCE-BASED
       TYPES OF ACCOUNTS               ACCOUNTS MANAGED          ACCOUNTS             ADVISORY FEES           ADVISORY FEES
--------------------------------------------------------------------------------------------------------------------------------
Registered Investment Companies                4                 $210 Mil                  1*                      $4*
--------------------------------------------------------------------------------------------------------------------------------
Other Pooled Investment Vehicles             None                   0                     None                      0
--------------------------------------------------------------------------------------------------------------------------------
Other Accounts                               None                   0                     None                      0
--------------------------------------------------------------------------------------------------------------------------------

RAY DIBERNARDO

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            TOTAL ASSETS IN
                                                                                      ACCOUNTS WITH           ACCOUNTS WITH
                                        NUMBER OF OTHER      TOTAL ASSETS IN        PERFORMANCE-BASED       PERFORMANCE-BASED
       TYPES OF ACCOUNTS               ACCOUNTS MANAGED          ACCOUNTS             ADVISORY FEES           ADVISORY FEES
--------------------------------------------------------------------------------------------------------------------------------
Registered Investment Companies              None                   0                     None                      0
--------------------------------------------------------------------------------------------------------------------------------
Other Pooled Investment Vehicles             None                   0                     None                      0
--------------------------------------------------------------------------------------------------------------------------------
Other Accounts                               None                   0                     None                      0
--------------------------------------------------------------------------------------------------------------------------------

*Material Conflicts of Interest: Madison is not aware of any material conflicts related to the management of similar accounts. The advisory fee was not based on the performance of any of these accounts except for the fulcrum fee applicable to the Madison Institutional Equity Option Fund, a series of Madison Mosaic Equity Trust.

Fund Ownership: Ownership information is not provided because the fund was first offered on the date of this SAI.

TRANSFER AGENT
--------------------------------------------------------------------------------

CUNA Mutual Insurance Society ("CMIS"), 2000 Heritage Way, Waverly, Iowa 50677, is the transfer agent for the Trust. As transfer agent, CMIS maintains the shareholder records and reports.

CUSTODIAN
--------------------------------------------------------------------------------

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the custodian for the securities and cash of the Trust. The custodian holds for the Trust all securities and cash owned by the Trust and receives for the Trust all payments of income, payments of principal or capital distributions with respect to securities owned by the Trust. Also, the custodian receives payment for the shares issued by the Trust. The custodian releases and delivers securities and cash upon proper instructions from the Trust. Pursuant to, and in furtherance of, a custody agreement with the custodian, the Trust uses automated instructions and a cash data entry system to transfer monies to and from the Trust's account at the custodian.

DISTRIBUTION
--------------------------------------------------------------------------------

PRINCIPAL UNDERWRITER AND DISTRIBUTION OF FUND SHARES

As described in the Prospectus, the Trust does not offer its shares directly to the public. Shares of the Trust are offered continuously. Mosaic Funds Distributor, LLC ("MFD"), 8777 N. Gainey Center Drive, Suite 220, Scottsdale, AZ 85258, acts as the Trust's principal underwriter. The Distributor is a wholly owned subsidiary of Madison. The Distributor maintains a branch office at 550 Science Drive, Madison, WI, 53711.

Shares of the Trust are purchased and redeemed at NAV (see the "Net Asset Value of Shares" section, below). The Distribution Agreement provides that the Distributor will use its best efforts to render services to the Trust, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, it will not be liable to the Trust or any shareholder for any error of judgment or mistake of law or any act or omission or for any losses sustained by the Trust or its shareholders.

Commissions and other compensation received by each principal underwriter, who is an affiliated person of the Trust or an affiliated person of that affiliated person, directly or indirectly, from the Trust during the Trust's most recent fiscal year is not provided because the fund was first offered on the date of this SAI.

DISTRIBUTION PLANS AND AGREEMENT

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act ("Plan") on behalf of the Class II shares. The Plan authorizes the Trust, with respect to the Class II shares of each fund, to make payments to MFD in connection with the distribution and servicing of the Class II shareholders at an annual rate of 0.25% of each fund's average daily net assets attributable to its Class II shares. In return for compensation under the Plan, MFD carries out activities primarily intended to result in the sale of Class II shares or the servicing of Class II shareholders. MFD may also pass through all or a portion of the distribution and service fee to broker-dealers or others who distribute Class II shares and/or service Class II shareholders. MFD, CMIS and/or Madison may also make payments from their own resources to brokers, financial advisors, or others for selling Class II shares or servicing Class II shareholders.

The distribution and service fees will be used to compensate MFD for any activity that is (a) primarily intended to provide ongoing servicing and maintenance of the accounts of shareholders of the Class II shares, including, but not limited to, compensation of dealers and others for providing personal and account maintenance services to Class II shareholders and salaries and other expenses relating to the Class II account servicing efforts ("shareholder servicing") and/or (b) primarily intended to result in the sale of Class II shares, including, but not limited to, compensation of dealers and others for various activities primarily intended to result in the sale of Class II shares, and salaries and other expenses relating to selling or servicing efforts. Without limiting the generality of the foregoing, the initial categories of distribution expenses shall include: (a) salaries and expenses of sales force, home office management and marketing personnel; (b) expenses incurred by the principal underwriter for office space, office equipment and supplies; (c) expenses incurred by the principal underwriter for the preparation, printing and distribution of sales literature used in connection with the offering of the Class II shares; (d) expenses incurred by the principal underwriter for advertising, promoting and selling the Class II shares; (e) the cost of printing or distributing the Trust's prospectus or statement of additional information (or supplements thereto) used in connection with the offering of the Class II shares; (f) the cost of printing and distributing additional copies, for use as sales literature for the Class II shares, of annual reports and other communications prepared by the Trust for distribution to existing shareholders;
(g) the cost of holding seminars and sales meetings designed to promote the sale of the Class II shares; (h) the cost of training sales personnel regarding sale of the Class II shares; and (i) the cost of any other activity that the Board determines is primarily intended to result in the sale of Class II shares. Under no circumstances may more than 0.25% of a fund's average daily net assets be allocated to shareholder servicing.

The Plan is a compensation plan, which pays MFD the distribution and service fee without regard to the expense MFD has incurred to provide distribution and shareholder servicing services. It is, therefore, possible that MFD may realize a profit in a particular year as a result of these payments. MFD must, however, report to the Board on how it has spent the amount received. The Trust will not pay more than the maximum amount allowed under the Plan, and shall not exceed the amount permitted to be paid under the rules of Financial Industry Regulatory Authority, Inc. In the event that the distribution and service fee payable to MFD is less than the amount of expenses MFD incurs under the Plan in any fiscal year, MFD may carry these expenses forward, provided, however, that the Board may terminate the Plan and thus the Trust's obligation to make further payments at any time. Accordingly, the Trust does not treat such expenses relating to the Class II shares as a liability. A fund may engage in joint distribution activities with other funds and, to the extent the expenses are not allocated to a specific fund, expenses will be allocated based on the fund's net assets.

The Plan was first approved by the Board on February 26, 2009. The Plan must also be approved annually by a majority of the Board, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan ("Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on the Plan.

Pursuant to the Plan, at least quarterly, MFD provides the Trust with a written report of the amounts expended under the Plan and the purpose for which these expenditures were made. The Board reviews these reports on a quarterly basis to determine their continued appropriateness.

The Plan provides that it will continue in effect only so long as its continuance is approved at least annually by a majority of both the Board and the Independent Trustees. The Plan provides that it may be terminated without penalty: (a) by vote of a majority of the Independent Trustees; (b) by a vote of a majority of the votes attributable to a fund's outstanding Class II shares upon 60 days' written notice to MFD; and (c) automatically in the event of assignment. The Plan further provides that it may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the votes attributable to the outstanding Class II shares of the applicable fund. And finally, the Plan provides that no material amendment to the Plan will, in any event, be effective unless it is approved by a majority vote of both the Board and the Independent Trustees. The holders of Class II shares have exclusive voting rights with respect to the Plan applicable to their respective fund. In adopting the Plan, the Board concluded that, in its judgment, there is a reasonable likelihood that the Plan will benefit the holders of the Class II shares of each fund.

The amounts paid under the Plan in the Trust's last fiscal year are not provided, because the Plan first began operations on May 1, 2009.

BROKERAGE
--------------------------------------------------------------------------------

Madison is responsible for: (1) decisions to buy and sell securities for the fund, (2) the selection of brokers and dealers to effect such transactions and
(3) the negotiation of brokerage commissions, if any, charged on such transactions.

In general, Madison seeks to obtain prompt and reliable execution of orders at the most favorable prices or yields when purchasing and selling fund securities. In determining the best price and execution, Madison may take into account a dealer's operational and financial capabilities, the type of transaction involved, the dealer's general relationship with Madison and any statistical, research or other services the dealer provides it including payment for Madison's use of electronic research services. This may include research provided by third parties that is paid for by so-called "soft dollars" earned as a result of fund brokerage transactions (to the extent permitted by law or regulation). Such research and statistical information regarding securities may be used by Madison for the benefit of all members of the mutual funds and other clients of Madison Investment Advisors, Inc. and Madison. Therefore, the fund may not be Madison's only client that benefits from its receipt of research and brokerage from the brokers and dealers the fund uses for its trading needs. However, as a policy matter, Madison will not pay higher commissions to any particular broker that provides it soft dollar brokerage or research benefits than Madison would pay to any other full-service institutional broker that did not provide such benefits. Madison considers brokerage and research benefits earned through soft dollars in determining whether it is obtaining best execution of securities transactions for the fund. In the event that any non-price factors are taken into account and the execution price paid is increased, it would only be in reasonable relation to the benefit of such non-price factors to the Trust as Madison determines in good faith.

What is the "research" that is paid for with soft dollars? Research refers to services and/or products provided by a broker, the primary use of which must directly assist Madison in its "investment decision-making process" and not in the management of Madison. The term "Investment Decision-Making Process" refers to the quantitative and qualitative processes and related tools Madison uses in rendering investment advice to the fund and its other clients, including financial analysis, trading and risk analysis, securities selection, broker selection, asset allocation, and suitability analysis.

Research may be proprietary or third party. Proprietary research is provided directly from a broker (for example, research provided by broker analysts and employees about a specific security or industry or region, etc.). Third party research is provided by the payment by a broker, in full or in part, for research services provided by third parties. Both types of research may involve electronically and facsimile provided research and electronic portfolio management services and computer software supporting such research and services.

Typical third party research providers include, by way of example, First Call Notes, Bloomberg, Research Direct, First Call Earnings Per Share Estimates, Baseline, Bondedge, ISI, Bank Credit Analysis, S&P Creditweek, Global Sector Review, etc. For example, a tool that helps Madison decide what might happen to the price of a particular bond following a specific change in interest rates is considered research because it affects Madison's decision making process regarding that bond.

Madison may receive from brokers products or services which are used by Madison both for research and for administrative, marketing or other non-research purposes. In such instances, Madison makes a good faith effort to determine the relative proportion of its use of such product/service that is for research. Only that portion of the research aspect of the cost of obtaining such product/service may be paid for using soft dollars. Madison pays the remaining portion of the cost of obtaining the product or service in cash from its own resources.

Although Madison believes that all its clients and those of its affiliates, including the fund, benefit from the research received by it from brokers, Madison may not necessarily use such research or brokerage services in connection with the accounts that paid commissions to or otherwise traded with the brokers providing such research or services in any given period.

Brokers or dealers who execute portfolio transactions for the fund may also sell its shares; however, any such sales will not be either a qualifying or disqualifying factor in selecting brokers or dealers. Such activity is not considered when making portfolio brokerage decisions.

In addition to transactions on which Madison pays commissions, Madison may also engage in portfolio transactions directly with a dealer acting as a principal. As a result, the transaction will not involve payment of commissions. However, any purchases from an underwriter or selling group could involve payments of fees and concessions to the underwriting or selling group.

Affiliated Transactions. Madison can purchase portfolio securities through an affiliated broker if it decides that is in the fund's interests. If Madison trades through an affiliated broker, Madison will observe four requirements: (1) the transaction must be in the ordinary course of the broker's business; (2) the transaction cannot involve a purchase from another broker or dealer; (3) compensation to the broker in connection with the transaction cannot be in excess of one percent of the cost of the securities purchased; and (4) the terms to the fund for purchasing the securities, including the cost of any commissions, must be as favorable to the fund as the terms concurrently available from other sources. Any compensation paid in connection with such a purchase will be in addition to fees payable to Madison under the Investment Management Agreement. Madison does not anticipate that any such purchases through affiliates will ever represent a significant portion of the fund's trading activity. No such transactions are anticipated currently.

Amounts paid by the fund in brokerage commissions in prior fiscal years is not provided, because the fund was first offered on the date of this SAI.

Information about the acquisition of securities the fund's regular broker-dealers or their parent entities the prior fiscal year is not provided, because the fund was first offered on the date of this SAI

PROXY VOTING POLICIES, PROCEDURES AND RECORDS
--------------------------------------------------------------------------------

The Trust, on behalf of the fund, has adopted the proxy voting policies and procedures of Madison, the summary of which may be found in Appendix A. The policies and procedures are used to determine how to vote proxies relating to the fund' portfolio securities. Included in the policies and procedures are procedures that are used on behalf of the fund when a vote presents a conflict of interest between the interests of: (1) the fund' shareholders and (2) Madison and its affiliates.

Form N-PX, which contains the proxy voting records for the fund for the most recent twelve-month period ended June 30, will be available to shareholders at no cost on the SEC's web site at www.sec.gov , after first filing in 2010.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund' portfolio holdings must be adequately protected to prevent the misuse of that information by a third party to the potential detriment of the shareholders. Accordingly, the fund has adopted, and the Board has approved, policies and procedures designed to ensure that the disclosure of the fund' portfolio holdings is in the best interest of the fund' shareholders in the manner described below. Various non-fund advisory clients of Madison may hold portfolio securities substantially similar to those held by the fund. Although Madison has also adopted policies and procedures regarding the selective disclosure of the contents of those other clients' portfolios and representative account portfolios, those policies and procedures may contain different procedures and limitations than the policies and procedures that apply to the disclosure of the fund' portfolio holdings.

The fund' portfolio holdings are made public, as required by law, in the Trust's annual and semi-annual reports. These reports are filed with the SEC and mailed to shareholders within 60 days after the end of the relevant fiscal period. In addition, as required by law, the fund' portfolio holdings as of fiscal quarter end are reported to the SEC within 60 days after the end of the fund' first and third fiscal quarters and are available to any interested person.

The fund' portfolio holdings information may be disseminated more frequently, or as of different periods, than as described above only when legitimate business purposes of the fund are served and the potential and actual conflicts of interest between the interests of fund shareholders and those of the fund' affiliates are reviewed and considered. Selective disclosures could be considered to serve the legitimate business purposes of the fund, if (1) done to further the interests of the fund and (2) the disclosure is not expected to result in harm to the fund (such harm could occur by permitting third parties to trade ahead of, or front run, the fund or to effect trades in shares of the fund with information about portfolio holdings that other potential investors do not have). For example, the fund may provide portfolio holdings information to certain vendors that provide services that are important to the operations of the fund, or that assist Madison in providing services to the fund or in conducting its investment management business activities in general. Potential and actual conflicts of interest between the fund and their affiliates must also be reviewed and considered. For example, there may be situations where the disclosure facilitates portfolio management activities or the potential growth of the fund, which could legitimately serve the common interests of both the fund and Madison. However, selective disclosures will not be made for the benefit of Madison or its affiliates unless the disclosure would be in the interests of the fund or, at a minimum, result in no harm to the fund.

Currently, the fund' portfolio holdings information is disseminated in the manner set forth above as required by law, and as set forth below. Neither the Trust, nor Madison or its affiliates, may receive any compensation in connection with an arrangement to make available information about the fund' portfolio holdings.

The fund's top ten holdings are made public by publication on the Trust's website on a quarterly basis, 15 days after the end of the quarter. The Trust may distribute, on a monthly basis, portfolio holdings to mutual fund evaluation services such as Morningstar or Lipper Analytical Services; consultants to retirement plans such as Mercer; due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds before their public disclosure; and broker-dealers that may be used by the Trust, for the purpose of efficient trading and receipt of relevant research, provided that
(a) a minimum of 30 days has passed since the end of the applicable month and
(b) the recipient does not regularly distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the fund before the information becomes public.

The fund may also disclose any and all portfolio information to their service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract. These service providers include the fund' custodians, auditors, investment advisers, administrator, proxy voting services and each of their respective affiliates and advisers.

Any exceptions to the above disclosure rules must be pre-approved by the Trust's chief compliance officer. The Board shall, on an annual basis, receive a report detailing the recipients of the portfolio holdings information and the reason for such disclosures.

There can be no assurance that the fund' policies and procedures on disclosure of portfolio holdings will protect the fund from misuse of such information by individuals or entities that come into possession of the information.

CODES OF ETHICS
--------------------------------------------------------------------------------

The Trust has adopted a code of ethics under Rule 17j-1 of the 1940 Act. The code of ethics covers the conduct (including the personal securities transactions) of each of the Trust's officers and trustees (collectively referred to as "Covered Persons"). Madison has also adopted a code of ethics that covers the conduct and personal securities transactions of its officers, managers, and employees, including its Covered Persons. Likewise, the Distributor, the principal underwriter of the Trust, has adopted a code of ethics covering the conduct and personal securities transactions of its officers, directors, and employees, including its Covered Persons.

In general, the codes of ethics restrict purchases or sales of securities being purchased or sold, or being considered for purchase or sale, on behalf of the Trust by any Covered Persons of the Trust. In addition, the codes restrict Covered Persons in their purchases of securities in an initial public offering and in private offerings of securities. The codes of ethics also establish certain "blackout periods" during which Covered Persons, or certain classes of Covered Persons, may not effect personal securities transactions. Certain specified transactions are exempt from the provisions of the codes of ethics.

SHARES OF THE TRUST
--------------------------------------------------------------------------------

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board to issue an unlimited number of full and fractional shares of beneficial interest of the Trust without par value. Under the Declaration of Trust, the Board has the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this SAI, the Board has authorized shares of 15 series. Only the fund is discussed in this SAI. Additional series may be added in the future. The Declaration of Trust also authorizes the Board to classify and reclassify the shares of the Trust, or new series of the Trust, into one or more classes. As of the date of this SAI, the Board has authorized the issuance of two classes of shares of the fund, designated as Class I and Class II. Additional classes of shares may be offered in the future.

The shares of each class of the fund represent an equal proportionate interest in the aggregate net assets attributable to that class of that fund. Holders of Class I shares and Class II shares have certain exclusive voting rights on matters relating to their respective class of shares. The different classes of the fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by the fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the fact that: (i) the distribution and service fees relating to Class II shares will be borne exclusively by that class; (ii) each of the class of shares will bear any other class expenses properly allocable to such class of shares, subject to the requirements imposed by the Internal Revenue Service (the "IRS") on funds having a multiple-class structure. Similarly, the NAV per share may vary depending on the share class purchased.

In the event of liquidation, shareholders of each class of the fund are entitled to share pro rata in the net assets of the class of the fund available for distribution to these shareholders. Shares entitle their holders to one vote per dollar value of shares, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable.

Share certificates will not be issued.

VOTING RIGHTS

Pursuant to current interpretations of the 1940 Act, Madison will solicit voting instructions from owners of variable annuity or variable life insurance contracts issued by CMIS with respect to any matters that are presented to a vote of shareholders. Insurance companies not affiliated with the CMIS will generally follow similar procedures. On any matter submitted to a vote of shareholders, all shares of the Trust then issued and outstanding and entitled to vote shall be voted in the aggregate and not by series or class, except for matters concerning only a series or class. Certain matters approved by a vote of the shareholders of the Trust may not be binding on a series or class whose shareholders have not approved such matter. This is the case if the matter affects interests of that series or class which are not identical with the interests of all other series and classes, such as a change in investment policy or approval of the Investment Adviser, and failure by the holders of a majority of the outstanding voting securities of the series or class to approve the matter. The holders of each share of each series or class of stock of the Trust shall be entitled to one vote for each full dollar of NAV and a fractional vote for each fractional dollar of NAV attributed to the shareholder.

The Trust is not required to hold annual meetings of shareholders and does not plan to do so. The Board may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Declaration of Trust. The Board has the power to alter the number and the terms of office of the trustees, and may lengthen their own terms or make their terms of unlimited duration and appoint their successors, provided always at least a majority of the trustees have been elected by the shareholders of the Trust. The Declaration of Trust provides that shareholders can remove trustees by a vote of two-thirds of the outstanding shares (by NAV) and the Declaration of Trust sets out procedures to be followed.

LIMITATION OF SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust provides that no shareholder shall be subject to any personal liability in connection with Trust property or the affairs of the Trust. It also requires the Trust to indemnify and hold each shareholder harmless from and against all claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder, and shall reimburse such shareholder for all legal and other expenses reasonably incurred by her or him in connection with any such claim or liability. Additionally, the Trustees must maintain insurance for the protection of, among other things, the shareholders in such amount as the Trustees shall deem adequate to cover all foreseeable tort liability to the extent such insurance is available at reasonable rates. Therefore, the risk of a shareholder's incurring financial loss on account of shareholder liability is generally limited to circumstances in which the Trust and/or its insurance carrier(s) would be unable to meet these obligations

LIMITATION OF TRUSTEE AND OFFICER LIABILITY

The Declaration of Trust further provides that the Trust shall indemnify each of its trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such trustee or officer, directly or indirectly, by reason of being or having been a trustee or officer of the Trust. The Declaration of Trust does not authorize the Trust to indemnify any trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

CONFLICTS OF INTEREST
--------------------------------------------------------------------------------

Because shares of the Trust are sold to the CMIS separate accounts, qualified retirement plans sponsored by affiliates of CMIS, unaffiliated insurance company separate accounts and qualified retirement plans, it is possible that material conflicts could arise among and between the interests of: (1) variable annuity contract owners (or participants under group variable annuity contracts) and variable life insurance contract owners, or (2) owners of variable annuity and variable life insurance contracts of affiliated and unaffiliated insurance companies and (3) participants in affiliated and unaffiliated qualified retirement plans. Such material conflicts could include, for example, differences in federal tax treatment of variable annuity contracts versus variable life insurance contracts. The Trust does not currently foresee any disadvantage to one category of investors vis-a-vis another arising from the fact that the Trust's shares support different types of variable insurance contracts. However, the Board will continuously monitor events to identify any potential material conflicts that may arise between the interests of different categories or classes of investors and to determine what action, if any, should be taken to resolve such conflicts. Such action may include redeeming shares of the Trust held by one or more of the separate accounts or qualified retirement plans involved in any material irreconcilable conflict.

NET ASSET VALUE OF SHARES
--------------------------------------------------------------------------------

The NAV per share for all classes of shares is calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m., Central Time) on each day on which the New York Stock Exchange is open for trading. NAV per share is determined by dividing the fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Total net assets are determined by adding the total current value of portfolio securities (including shares of other investment companies), cash, receivables, and other assets and subtracting liabilities. Shares will be sold and redeemed at the NAV per share next determined after receipt in good order of the purchase order or request for redemption.

PORTFOLIO VALUATION

Equity securities and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the fund utilize the NASDAQ Official Closing Price). If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices, and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Trust or on the basis of dealer-supplied quotations. Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily NAV which is calculated as of the close of regular trading (usually 3:00 p.m.,

Central Time) on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing the fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not quoted or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Exchange-traded options are valued at the last sale or bid price on the exchange where such option contract is principally traded. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. The Trust's Pricing Committee (the "Pricing Committee") shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors are valued at the average of the closing bids obtained daily from at least one dealer.

The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values using the then-current exchange rate.

All other securities for which either quotations are not readily available, no other sales have occurred, or in Madison's opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Pricing Committee and under the general supervision of the Board. When fair value pricing of securities is employed, the prices of securities used by the fund to calculate NAV may differ from market quotations or official closing prices.

The fund's investments (or underlying fund) will be valued at fair value if, in the judgment of the Pricing Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Pricing Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

The Pricing Committee is comprised of officers and employees of Madison or its affiliates, namely: Christopher Berberet, David Halford, Greg Hoppe, Katherine Frank, Paul Lefurgey and Jay Sekelsky.

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

It is the intention of the Trust to distribute substantially all of the net income, if any, of the fund thereby avoiding the imposition of any fund-level income or excise tax, as described below. Distributions of net investment company taxable income, if any, with respect to the fund will be declared and reinvested annually in additional full and fractional shares of the respective fund, unless otherwise directed; and all net realized short-term and long-term capital gains of the fund, if any, will be declared and distributed at least annually, but in any event, no more frequently than allowed under SEC rules, to the shareholders of the fund to which such gains are attributable.

FEDERAL TAX STATUS OF THE FUND

Qualification as Regulated Investment Company

The fund intends to meet the requirements of Subchapter M of the Code applicable to regulated investment companies. In the event the fund fails to qualify as a "regulated investment company" under Subchapter M, it will be treated as a regular corporation for federal income tax purposes. Accordingly, such fund would be subject to federal income taxes on the full amount of its taxable income and gains, and any distributions that such fund makes would not qualify for the dividends paid deduction. This would increase the cost of investing in such fund for shareholders and would make it more economical for shareholders to invest directly in securities held by such fund instead of investing indirectly in securities through such fund. Given these risks, compliance with the above requirements is carefully monitored by Madison and the fund intends to comply with these requirements as they exist or as they may be modified from time to time.

The fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of its gross income for each taxable year must be derived from (a) dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies, and (b) net income derived from an interest in a "qualified publicly traded partnership;" and (2) at the close of each quarter of the fund's taxable year, (a) at least 50% of the value of the fund's total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities (provided that no more than 5% of the value of the fund may consist of such other securities of any one issuer, and the fund may not hold more than 10% of the outstanding voting securities of any issuer), and (b) the fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of two or more issuers that are controlled by the fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more "qualified publicly traded partnerships."

A regulated investment company generally must distribute in each calendar year an amount equal to at least the sum of: (1) 98% of its ordinary taxable income for the year, (2) 98% of its capital gain net income for the 12 months ended on October 31 of that calendar year and (3) any ordinary income or net capital gain income not distributed in prior years. To the extent that a regulated investment company fails to do this, it is subject to a 4% nondeductible federal excise tax on undistributed earnings. However, the excise tax does not apply to a regulated investment company, such as the funds, whose only shareholders during the year are segregated asset accounts of life insurance companies supporting variable life insurance contracts or variable annuity contracts, or parties that contributed in aggregate $250,000 or less in seed money to the fund. The funds are therefore not subject to the excise tax.

Section 817(h) Diversification Requirements

The fund also intends to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies' separate accounts that are used to support variable life insurance contracts and variable annuity contracts. A separate account may meet these requirements by investing solely in the shares of a regulated investment company registered under the 1940 Act as an open-end management investment company (such as the funds) provided that such regulated investment company satisfies the diversification requirements (as well as certain other requirements) of Section 817(h) of the Code and the regulations issued there under. These requirements are in addition to the diversification requirements of Subchapter M and of the 1940 Act, and may affect the securities in which a fund may invest. In order to comply with future requirements of
Section 817(h) (or related provisions of the Code), a fund may be required, for example, to alter its investment objectives.

The Section 817(h) requirements place certain limitations on the assets of each separate account (or underlying regulated investment company) that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by a "safe harbor" described below, as of the end of each calendar quarter, or within 30 days thereafter:

   o no more than 55% of a fund's total assets may be represented by any one investment
   o   no more than 70% by any two investments
   o   no more than 80% by any three investments
   o   no more than 90% by any four investments

Section 817(h) also provides, as a safe harbor, that a separate account (or underlying regulated investment company) will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities, and securities of other regulated investment companies. For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered securities issued by the same issuer.

Compliance with Applicable Requirements

If, for any taxable year, a fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement, then all of its taxable income becomes subject to federal, and possibly state, income tax at regular corporate rates (without any deduction for distributions to its shareholders). In addition, if, for any taxable year, a fund fails to qualify as a regulated investment company, or otherwise fails to comply with the diversification (or other) requirements of Section 817(h) of the Code and the regulations thereunder, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the fund would be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above requirements is carefully monitored by the Investment Adviser and each fund intends to comply with these requirements as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in lower total return for a fund than would otherwise be the case, since, to comply with the above requirements, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Investment Adviser might otherwise select.

Capital Loss Carryforwards

Information about capital loss carryforwards as of the end of the fund's last fiscal year is not provided, because the fund began operations on the date of this SAI.

Investments in Foreign Securities

If the fund purchases foreign securities, interest and dividends received by the fund may be subject to income withholding or other taxes imposed by foreign countries and U.S. possessions that could reduce the return on these securities. Tax treaties and conventions between the United States and certain foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the fund would be subject. Also, many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. The effective rate of foreign tax cannot be predicted since the amount of fund assets to be invested within various countries is uncertain. However, the Trust intends to operate so as to qualify for treaty-reduced tax rates when applicable.

The fund may invest in the stock of certain foreign companies that constitute passive foreign investment companies ("PFICs"). There are several elections available under federal law to determine how the fund's shareholders will be taxed on PFIC investments. Depending upon the election the fund selects, the fund's shareholders may be subject to federal income taxes (either capital or ordinary) with respect to a taxable year attributable to a PFIC investment, even though the fund receives no distribution from the PFIC and does not dispose of the PFIC investment during such year, and/or the fund's shareholders may be subject to federal income taxes upon the disposition of the PFIC investments. Any fund that acquires stock in foreign corporations may limit and/or manage its holdings in PFICs to minimize its tax liability.

If more than 50% of the value of the fund's total assets at the close of its taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the IRS that would enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by it. Pursuant to the election, the fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his proportionate share of those taxes, (2) treat his share of those taxes and of any dividend paid by the fund that represents income from foreign or U.S. possessions sources as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. The fund will report to its shareholders shortly after each taxable year their respective share of its income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

Investments with Original Issue Discount

The fund that invests in certain payment-in-kind instruments, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash. However, because the fund must meet the 90% distribution requirement to qualify as a regulated investment company and the fund seeks to avoid any imposition of the excise tax, the fund may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

Federal Tax Treatment of Options, Futures and Foreign Currency Transactions

Certain option transactions have special tax results for the fund. Expiration of a call option written by the fund will result in short-term capital gain. If the call option is exercised, the fund will realize a gain or loss from the sale of the security covering the call option and, in determining such gain or loss, the option premium will be included in the proceeds of the sale.

If the fund writes options other than "qualified covered call options," as defined in Section 1092 of the Code, or purchases puts, any losses on such options transactions, to the extent they do not exceed the unrealized gains on the securities covering the options, may be subject to deferral until the securities covering the options have been sold.

The fund's investment in Section 1256 contracts, such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All
Section 1256 contracts held by the fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the fund from positions in Section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the fund.

The preceding rules regarding options, futures and foreign currency transactions may cause the fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the excise tax avoidance requirements described above. To mitigate the effect of these rules and prevent disqualification of the fund as a regulated investment company, the Trust seeks to monitor transactions of the fund, seeks to make the appropriate tax elections on behalf of the fund and seeks to make the appropriate entries in the fund's books and records when the fund acquires any option, futures contract or hedged investment.

The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and the fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

CONTRACT OWNER TAXATION

Under current law, owners of variable life insurance contracts and variable annuity contracts and employee benefit plan participants who are indirectly invested in a fund generally are not subject to federal income tax on fund earnings or distributions or on gains realized upon the sale or redemption of fund shares until they are withdrawn from the contract or plan. For information concerning the federal income tax consequences to the owners of variable life insurance contracts and variable annuity contracts, see the prospectuses for such contracts. For information concerning the federal income tax consequences to plan participants, see the summary plan description or contact your plan administrator.

THIS SECTION IS NOT INTENDED TO BE A FULL DISCUSSION OF FEDERAL INCOME TAX LAWS AND THE EFFECT OF SUCH LAWS ON THE FUND OR AN INVESTOR. THERE MAY BE OTHER FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSIDERATIONS APPLICABLE TO A PARTICULAR FUND OR INVESTOR. INVESTORS ARE URGED TO CONSULT THEIR OWN TAX ADVISORS.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

The Board has appointed [ ], independent registered public accounting firm, located at [ ], to perform the 2009 annual audits of the fund.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Financial statements for the fund's last fiscal year are not provided, because the fund began operations on the date of this SAI.

          APPENDIX A - SUMMARY OF PROXY VOTING POLICIES AND PROCEDURES

The fund has adopted Madison's proxy voting policies and procedures, which are described below.

PROXY VOTING POLICIES
Madison's policies regarding voting the proxies of securities held in client accounts depend on the nature of its relationship to the client. When Madison is an ERISA fiduciary of an account, there are additional considerations and procedures than for all other (regular) accounts. In all cases, when Madison votes client proxies, it must do so in the client's best interests as described below by these policies.

REGULAR ACCOUNTS
Madison does not assume the role of an active shareholder when managing client accounts. If Madison is dissatisfied with the performance of a particular company, it will generally reduce or terminate the fund's position in the company rather than attempt to force management changes through shareholder activism.

MAKING THE INITIAL DECISION ON HOW TO VOTE THE PROXY
As stated above, Madison's goal and intent is to vote all proxies in the client's best interests. For practical purposes, unless Madison makes an affirmative decision to the contrary, when it votes a proxy as the board of directors of a company recommends, it means Madison agrees with the board that voting in such manner is in the interests of its clients as shareholders of the company for the reasons stated by the board. However, if Madison believes that voting as the board of directors recommends would not be in a client's best interests, then Madison must vote against the board's recommendation.

As a matter of standard operating procedure, all proxies received shall be voted (by telephone or Internet or through a proxy voting service), unless Madison is not authorized to vote proxies. When the client has reserved the right to vote proxies in his/her/its account, Madison must make arrangements for proxies to be delivered directly to such client from its custodian and, to the extent any such proxies are received by Madison inadvertently, promptly forward them to the client.

DOCUMENTING MADISON'S DECISIONS
In cases where a proxy will NOT be voted or, as described below, voted against the board of directors recommendation, Madison's policy is to make a notation to the file containing the records for such security (e.g., Corporation X research file, because Madison may receive numerous proxies for the same company and it is impractical to keep such records in the file of each individual client) explaining Madison's action or inaction, as the case may be.

Alternatively, or in addition to such notation, Madison may include a copy of the rationale for such decision in the appropriate equity correspondence file (e.g. designatedfilename@madisonadv.com).

WHY WOULD VOTING AS THE BOARD RECOMMENDS NOT BE IN THE CLIENT'S BEST INTERESTS? Portfolio management must, at a minimum, consider the following questions before voting any proxy:

1. Is the board of directors recommending an action that could dilute or otherwise diminish the value of the client's position? (This question is more complex than it looks: Madison must consider the time frames involved for both the client and the issuer. For example, if the board of directors is recommending an action that might initially cause the position to lose value but will increase the value of the position in the long-term, Madison would vote as the board recommended for if Madison is holding the security for clients as a long-term investment. However, if the investment is close to Madison's valuation limits and Madison is anticipating eliminating the position in the short-term, then it would be in its clients' best interests to vote against management's recommendation.)

2. If so, would Madison be unable to liquidate the affected securities without incurring a loss that would not otherwise have been recognized absent management's proposal?

3. Is the board of directors recommending an action that could cause the securities held to lose value, rights or privileges and there are no comparable replacement investments readily available on the market? (For example, a company can be uniquely positioned in the market because of its valuation compared with otherwise comparable securities such that it would not be readily replaceable if Madison were to liquidate the position. In such a situation, Madison might vote against management's recommendation if Madison believe a "No" vote could help prevent future share price depreciation resulting from management's proposal or if Madison believe the value of the investment will appreciate if management's proposal fails. A typical recent example of this type of decision is the case of a board recommendation not to expense stock options, where Madison would vote against management's recommendation because Madison believes expensing such options will do more to enhance shareholder value going forward.)

4. Would accepting the board of directors recommendation cause Madison to violate its client's investment guidelines? (For example, a board may recommend merging the company into one that is not permitted by client investment guidelines, e.g. a tobacco product company, a foreign security that is not traded on any U.S. exchange or in U.S. dollars, etc., restrictions often found in client investment guidelines. This would be an unusual situation and it is possible Madison would, nevertheless, vote in favor of a board's recommendation in anticipation of selling the investment prior to the date any vote would effectively change the nature of the investment as described. Moreover, this does not mean Madison will consider any client-provided proxy voting guidelines. Madison's policy is that client investment guidelines may not include proxy voting guidelines if Madison will vote account proxies. Rather, Madison will only vote client proxies in accordance with these guidelines. Clients who wish their account proxies to be voted in accordance with their own proxy voting guidelines must retain proxy voting authority for themselves.)

Essentially, Madison must "second guess" the board of directors to determine if their recommendation is in the best interests of its clients, regardless of whether the board thinks its recommendation is in the best interests of shareholders in general. The above questions should apply no matter the type of action subject to the proxy. For example, changes in corporate governance structures, adoption or amendments to compensation plans (including stock options) and matters involving social issues or corporate responsibility should all be reviewed in the context of how it will affect Madison's clients' investment.

In making its decisions, to the extent Madison relies on any analysis outside of the information contained in the proxy statements, Madison must retain a record of such information in the same manner as other books and records (two years in the office, five years in an easily accessible place). Also, if a proxy statement is NOT available on the SEC's EDGAR database, Madison must keep a copy of the proxy statement.

ADDRESSING CONFLICTS OF INTEREST
Although it is not likely, in the event there is a conflict of interest between Madison and its client in connection with a material proxy vote (for example, (1) the issuer or an affiliate of the issuer is also a client or is actively being sought as a client or (2) Madison has a significant business relationship with the issuer such that voting in a particular manner could jeopardize this client and/or business relationship), Madison's policy is to alert affected client(s) of the conflict before voting and indicate the manner in which Madison will vote. In such circumstances, Madison's client(s) may instruct it to vote in a different manner. In any case, Madison must obtain client consent to vote the proxy when faced with a conflict of interest. If the conflict involves a security held by a mutual fund Madison manages, then Madison must present the material conflict to the board of the applicable fund for consent or direction to vote the proxies. If the conflict involves a security held by wrap accounts, then Madison may present the conflict to the wrap sponsor, as its agent, to obtain wrap client consent or direction to vote the proxies. Note that no conflict generally exists for routine proxy matters such as approval of the independent auditor (unless, of course, the auditor in question is a client, Madison is seeking the auditor as a client or Madison has a significant business relationship with the auditor), electing an uncontested board of directors, etc.

In the event it is impractical to obtain client consent to vote a proxy when faced with a conflict of interest, or at the request of the applicable fund board, Madison will employ the services of an independent third party "proxy services firm" to make the proxy voting decision in accordance with Rule 206(4)-6 under the Investment Advisors Act of 1940, as amended.

Once any member of the relevant portfolio management team determines that it would be in Madison's clients' best interests to vote AGAINST management recommendations (or, for Madison Scottsdale and Concord Asset Management, any particular portfolio manager makes such determination), then the decision should be brought to the attention of the Investment Committee, or any subcommittee appointed by the Investment Committee from among its members (such subcommittee may be a single person), to ratify the decision to stray from Madison's general policy of voting with management. Such ratification need not be in writing.

The Investment Committee or any subcommittee appointed by the Investment Committee from among its members (such subcommittee may be a single person) shall monitor potential conflicts of interest between Madison and clients that would affect the manner by which Madison votes a proxy. Madison maintains a "conflicted list" for proxy voting purposes.

As of January 1, 2004, Jay Sekelsky represents the Investment Committee subcommittee described above.

ERISA FIDUCIARY ACCOUNTS
As a general rule, an ERISA plan Trustee is required to vote proxies. However, the fiduciary act of managing plan assets includes the responsibility to vote proxies on plan-owned stock when the named fiduciary has delegated management responsibility to an investment manager. Therefore, unless another named fiduciary (Trustee, another investment manager, consultant, plan administrator, employer, etc.) for any ERISA client expressly reserves the right to vote proxies, Madison is required to do so. In most cases, the plan document will specify who is required to vote proxies.

It is important that Madison's investment management agreement (or the ERISA client's plan document) (collectively, the "Contracts") address the issue of who is responsible for voting proxies.

1. If the Contracts expressly preclude Madison from voting proxies, then the Trustee must vote proxies attributable to its ERISA client's accounts.

2. On the other hand, if the Contracts are silent or simply state that Madison "may" vote proxies, then it is its fiduciary duty to affirmatively vote under ERISA.

ERISA requires Madison, when it is responsible for voting proxies:
1. To maintain voting records for review by the named fiduciary of the plan; and
2. Ensure that the custodian (or plan Trustee, as the case may be) forwards to Madison all proxies received so that Madison may vote them in a timely manner.

Madison's general policy is to vote all ERISA plan proxies received in the same manner as Madison vote non-ERISA plan proxies described above. Again, as a matter of standard operating procedure, all proxies received shall be voted (by telephone or Internet).

ADDITIONAL RECORDKEEPING RULES RELATED TO PROXY VOTING
Madison must keep any written documents (including email) Madison prepared that were material to making a decision on how to vote a proxy (or that memorialized the basis for its decision). As noted above, Madison need not keep a copy of the actual proxy statements Madison received if they are available on the SEC's EDGAR database.

Madison must keep in the applicable client file records of written client requests for proxy voting information. Madison must, of course, also keep a copy in the client file of any of its written responses to clients who asked for such information either in writing or orally.

Madison retained the services of ProxyEdge to maintain the records of the proxy votes Madison cast on behalf of clients. To the extent Madison votes any proxies outside of this service (for example, for logistical purposes, certain Madison Scottsdale proxies may not be maintained by this service), then copies of the voted proxy must be maintained in the applicable client or research file, as the case may be.

PART C
August 19, 2009
Ultra Series Fund

Item 23. Exhibits

Included in Part C: Investment Advisory Contract, Distribution Agreement, 18f-3 Plan, Code of Ethics

------------------------------------------------------------------------------------
Exhibit    Description of Exhibit
------------------------------------------------------------------------------------
a          Articles of Incorporation*
------------------------------------------------------------------------------------
b          By-Laws*
------------------------------------------------------------------------------------
c          Not Applicable
------------------------------------------------------------------------------------
d          Investment Advisory Contract
------------------------------------------------------------------------------------
e          Distribution Agreement
------------------------------------------------------------------------------------
f          Not Applicable
------------------------------------------------------------------------------------
g          Custodian Agreement*
------------------------------------------------------------------------------------
h          Services Agreement* and Transfer Agent Agreement*
------------------------------------------------------------------------------------
i          Legal Opinion*
------------------------------------------------------------------------------------
j          Consent of Independent Registered Public Accounting Firm (Not Applicable)
------------------------------------------------------------------------------------
k          Not Applicable
------------------------------------------------------------------------------------
l          Not Applicable
------------------------------------------------------------------------------------
m          Rule 12b-1 Plan *
------------------------------------------------------------------------------------
n          Rule 18f-3 Plan
------------------------------------------------------------------------------------
o          Reserved
------------------------------------------------------------------------------------
p          Code of Ethics
------------------------------------------------------------------------------------

* Previously filed by Registrant via EDGAR.

24. Persons Controlled by or Under Common Control with Registrant.

Class I and II shares of the Ultra Series Fund (the "Registrant") are currently sold to CUNA Mutual Insurance Society and its affiliates, separate accounts and qualified retirement plans. CUNA Mutual Insurance Society is a mutual life insurance company and therefore is controlled by its contract owners.

25. Indemnification

Article 5.3 of Registrant's Declaration of Trust provides as follows: Each officer, Trustee or agent of the Ultra Series Fund shall be indemnified by the Ultra Series Fund to the full extent permitted under the General Laws of the State of Massachusetts and the Investment Company Act of 1940, as amended, except that such indemnity shall not protect any such person against any liability to the Ultra Series Fund or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct"). Indemnification shall be made when (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought, that the person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of disabling conduct, by (a) the vote of a majority of the quorum of Trustees who are not "interested persons" of the Ultra Series Fund as defined in Section 2(a)(19) of the Investment Company Act of 1940, or (b) an independent legal counsel in a written opinion. The Ultra Series Fund may, by vote of a majority of a quorum of Trustees who are not interested persons, advance attorneys' fees or other expenses incurred by officers, Trustees, investment advisers or principal underwriters, in defending a proceeding upon the undertaking by or on behalf of the person to be indemnified to repay the advance unless it is ultimately determined that he is entitled to indemnification. Such advance shall be subject to at least one of the following:
(1) the person to be indemnified shall provide a security for his undertaking,
(2) the Ultra Series Fund shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested non-party Trustees of the Ultra Series Fund, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the person to be indemnified ultimately will be found entitled to indemnification.

The Registrant's investment advisor maintains a Directors and Officers Errors and Omissions Policy that covers the officers and Trustees of the Registrant as well as the officers and directors of the Registrant's advisor and its affiliates (referred to as an "Insured" or the "Insureds"). The policy does not protect against any liability resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of an Insured's office. (Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of such registrants pursuant to any provision of the Registrant's Declaration of Trust or its By-Laws, the Registrant and its officers and Trustees have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by an Insured in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, subject to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.)

26. Business and Other Connections of Investment Advisor.

-----------------------------------------------------------------------------------------------------------
Name           Position        Other Business
               with Advisor
-----------------------------------------------------------------------------------------------------------
Frank E.       President and   President and Director of Madison Investment Advisors, Inc. and Director of
Burgess        Director        Madison Mosaic LLC of the same address as the Trust
-----------------------------------------------------------------------------------------------------------
Katherine L.   Managing        Managing Director of Madison Investment Advisors, Inc. and President of
Frank          Director        Madison Mosaic LLC of the same address as the Trust
-----------------------------------------------------------------------------------------------------------
Jay R.         Vice President  Managing Director of Madison Investment Advisors, Inc. and Vice President of
Sekelsky                       Madison Mosaic LLC of the same address as the Trust
-----------------------------------------------------------------------------------------------------------
Paul Lefurgey  Vice President  Managing Director of Madison Investment Advisors, Inc. and Vice President of
                               Madison Mosaic LLC of the same address as the Trust
-----------------------------------------------------------------------------------------------------------
               Assistant       Associated person of Mosaic Funds Distributor, LLC, 8777 N. Gainey Center
Greg Hoppe     Treasurer       Drive, Suite 220, Scottsdale, AZ 85258 and Vice President of Madison Mosaic
                               LLC of the same address as the Trust
-----------------------------------------------------------------------------------------------------------
                               Principal of Mosaic Funds Distributor, LLC, 8777 N. Gainey Center Drive,
W. Richard     CCO             Suite 220, Scottsdale, AZ  85258 and General Counsel and CCO of Madison
Mason                          Investment Advisors, Inc. and Secretary and CCO of Madison Mosaic LLC of the
                               same address as the Trust
-----------------------------------------------------------------------------------------------------------
Holly Baggot   Vice President  Associated person of Mosaic Funds Distributor, LLC, 8777 N. Gainey Center
                               Drive, Suite 220, Scottsdale, AZ  85258
-----------------------------------------------------------------------------------------------------------

27. Principal Underwriters

(a) The registrant does not utilize the services of an underwriter. Mosaic Funds Distributor, LLC, the distributor of the Trust, also acts as distributor for Members Mutual Fund and Madison Mosaic Equity, Tax-Free, Government Money Market and Income Trusts. It is a wholly owned subsidiary of Madison Investment Advisors, Inc.

(b)

-----------------------------------------------------------------------------------------------------------
Name and Principal Business Address           Position and Offices with          Position and Offices with
                                              Underwriters                       Registrant
-----------------------------------------------------------------------------------------------------------
W. Richard Mason, 8777 N. Gainey Center       Principal, CCO and Financial       CCO
Dr., Scottsdale, AZ 85258                     Operations Principal
-----------------------------------------------------------------------------------------------------------
Greg Hoppe, 550 Science Drive,                Registered Representative          Asst Treasurer
Madison, WI 53711
-----------------------------------------------------------------------------------------------------------
Holly Baggot, 550 Science Drive, Madison,     Registered Representative          Secretary
WI 53711
-----------------------------------------------------------------------------------------------------------

(c) Not Applicable

28. Location of Accounts and Records. Most books, records and accounts of the Registrant will be maintained at 550 Science Drive, Madison, WI 53711, at which address are located the offices of the Registrant, Madison Investment Advisors, Inc., Madison Asset Management, LLC and Madison Mosaic, LLC. Current transfer agent and shareholder account records are kept at the offices of the Registrant's transfer agent, CUNA Mutual Insurance Society, 2000 Heritage Way, Waverly, Iowa 50677. Additional records and documents relating to the affairs of the Registrant are maintained by State Street Bank & Trust Company, 801 Pennsylvania, Kansas City, MO 64105. Pursuant to the Custodian Agreement, such materials will remain the property of the Registrant and will be available for inspection by the Registrant's officers and other duly authorized persons. Finally, all remaining books, records and accounts of the Registrant not maintained at the Registrant's Madison, WI office may be maintained at the offices of the Advisor's Distributor and its Legal and Compliance Department, both located at 8777 N. Gainey Center Drive, Suite 220, Scottsdale, AZ 85258.

29. Not Applicable

30. Not Applicable

--------------------------------------------------------------------------------

                                   Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Madison, State of Wisconsin, on the 18th day of August, 2009.

           Ultra Series Fund

           By: (signature)
           Katherine L. Frank
           President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

__________________, Trustee Katherine Frank 8/18/09*

__________________, Trustee Lorence Wheeler 8/18/09*

__________________, Trustee James Imhoff 8/18/09*

__________________, Trustee Philip Blake 8/18/09*

__________________, Trustee Richard Struthers 8/18/09*

__________________, Trustee Steven Riege 8/18/09*

*(signature) Attorney-in-Fact, W Richard Mason 8/18/09